As filed with the Securities and Exchange Commission on April 27, 2006.

                                                       1933 Act File No. 2-91069
                                                      1940 Act File No. 811-4019

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 42

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
                                Amendment No. 43

                              USAA INVESTMENT TRUST
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 9800 Fredericksburg Road, San Antonio, TX 78288
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (210) 498-0226
                                                           --------------

                            Mark S. Howard, Secretary
                              USAA INVESTMENT TRUST
                            9800 Fredericksburg Road
                           San Antonio, TX 78288-0227
                     ----------------------------------------
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective under Rule 485

___ immediately upon filing pursuant to paragraph (b)
_X_ on (May 1, 2006) pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
___ on (date) pursuant to paragraph (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
___ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            Exhibit Index on Page 90

                                     Part A



                               Prospectus for the
                           Total Return Strategy Fund
                               is included herein



                 Not included in this Post-Effective Amendment are the Prospectuses for Balanced Strategy Fund, Growth and Tax Strategy Fund,
         Precious Metals and Minerals Fund, Cornerstone Strategy Fund,
    Emerging Markets Fund, International Fund, World Growth Fund, GNMA Trust,
                        and Treasury Money Market Trust

[USAA
EAGLE
LOGO (R)]

                     USAA   TOTAL RETURN
                                STRATEGY Fund(SM)



                     USAA
              Investments


               One of the
              USAA Family
               of No-Load
             Mutual Funds


                              [GRAPHIC OMITTED]

                              P r o s p e c t u s
--------------------------------------------------------------------------------

          May 1, 2006         As with other mutual  funds,  the  Securities  and
                              Exchange    Commission   has   not   approved   or
                              disapproved of this Fund's shares or determined whether this prospectus is accurate or complete.
                              Anyone who tells you otherwise is committing a crime.

       Table of CONTENTS
-------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE
AND PRINCIPAL STRATEGY?                                                  2

WHAT ARE THE PRINCIPAL RISKS OF INVESTING
IN THIS FUND?                                                            2

COULD THE VALUE OF YOUR INVESTMENT
IN THIS FUND FLUCTUATE?                                                  5

FEES AND EXPENSES                                                        6

FUND INVESTMENTS                                                         7

FUND MANAGEMENT                                                         11

USING MUTUAL FUNDS IN AN
INVESTMENT PROGRAM                                                      13

HOW TO INVEST                                                           14

HOW TO REDEEM                                                           18

HOW TO EXCHANGE                                                         20

OTHER IMPORTANT INFORMATION ABOUT PURCHASES,
REDEMPTIONS, AND EXCHANGES                                              22

SHAREHOLDER INFORMATION                                                 25

FINANCIAL HIGHLIGHTS                                                    29

ADDITIONAL INFORMATION ABOUT
THE FUND'S INVESTMENT POLICIES                                          31

                                                                  1 - Prospectus

USAA TOTAL RETURN STRATEGY FUND
-------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE
AND PRINCIPAL STRATEGY?

          The Fund's investment objective is to seek a positive return every calendar year and over the long term (five years and more) to achieve returns greater than the S&P 500 Index with less risk. The Fund's strategy to achieve its objective is to shift the Fund's assets among stocks, investment-grade bonds, or cash equivalents. We generally will invest at any given time substantially all of the Fund's assets in either (1) stocks through the use of stock-based exchange-traded funds
          (ETFs), (2) investment-grade bonds through either ETFs or direct investment, or (3) cash equivalents through direct investment in short-term, high-quality money market instruments or money market funds. The Fund's Board of Trustees may change the Fund's investment objective without shareholder approval.

          Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 7 for more information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING
IN THIS FUND?

          The principal risks of investing in this Fund are stock market risk, credit risk, interest rate risk, reallocation risk, management risk, and non-diversification risk.

          STOCK MARKET RISK

          Because this Fund invests in stocks, it is subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Stocks tend to be more volatile than bonds.

USAA Total Return Strategy Fund - 2

-------------------------------------------------------------------------------

          CREDIT RISK

          Many of the fixed-income securities in the Fund's portfolio will be subject to credit risk. Credit risk is the possibility that an issuer of a fixed-income instrument such as a bond will fail to make timely payments of interest or principal. Also, to the extent the Fund invests in government securities, credit risk will be limited. We attempt to minimize the Fund's credit risk by investing in securities considered investment grade at the time of purchase. When evaluating potential investments for the Fund, our analysts also assess credit risk and its impact on the Fund's portfolio. Nevertheless, even investment-grade securities are typically subject to some credit risk. Securities in the lowest-rated investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

          INTEREST RATE RISK

          As a mutual fund that has the potential to invest in bonds, the Fund is subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

          REALLOCATION RISK

          The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. As a result, the Fund also has less flexibility in the timing of purchases and

                                                                 3 - Prospectus

USAA TOTAL RETURN STRATEGY FUND
-------------------------------------------------------------------------------

          sales of securities than it would otherwise. While we will attempt to minimize any adverse impact to the Fund or its shareholders, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a reallocation policy.

          MANAGEMENT RISK

          This Fund is subject to management risk because the Fund is actively managed. As a result, there is no guarantee that the investment techniques and risk analyses used by the Fund's managers will produce the desired results.

          NONDIVERSIFICATION RISK

          The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in a single issuer, such as a single stock or bond ETF. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results.

          OTHER RISKS

          As with other mutual funds, losing money is also a risk of investing in this Fund. As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods, if any.

          An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA Total Return Strategy Fund - 4

-------------------------------------------------------------------------------

COULD THE VALUE OF YOUR INVESTMENT
IN THIS FUND FLUCTUATE?

          Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

          Performance history for this Fund will be available in the prospectus after the Fund has been in operation for one full calendar year.

          TOTAL RETURN

          All mutual funds must use the same formula to calculate TOTAL RETURN.

         ====================================================================
         [ARROW] TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING
                 THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.
         ====================================================================

          CURRENT PRICE, YIELD, AND TOTAL RETURN INFORMATION

          Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price and total return information for this Fund through our USAA.COM Web site once you have established Internet access. You may also obtain this information by calling USAA TouchLine(R) at 800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund on which you would like to receive information followed by the pound sign (#) when asked for a fund code.

          Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate NEWSPAPER SYMBOL. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

                                                                 5 - Prospectus

USAA TOTAL RETURN STRATEGY FUND
-------------------------------------------------------------------------------

     ====================================================================
       [ARROW]  FUND NUMBER              55
                NEWSPAPER SYMBOL         TotRetStr
                TICKER SYMBOL            USTRX
     ====================================================================

FEES AND EXPENSES

          The following summary describes the fees and expenses you may pay, directly and indirectly, to invest in this Fund.

          SHAREHOLDER TRANSACTION EXPENSES -- DIRECT COSTS

          There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)

          ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

          Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, transfer agent fees. The figures below show actual expenses, before reductions of any expenses paid indirectly or reimbursements, during the past fiscal period ended December 31, 2005, and are calculated as a percentage of average net assets (ANA).


     MANAGEMENT         DISTRIBUTION        OTHER            TOTAL ANNUAL
         FEES           (12B-1) FEES       EXPENSES       OPERATING EXPENSES
     --------------------------------------------------------------------------
        .65%                None            .56%              1.21%a,b
[FOOTNOTES]
      a Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. Total annual operating expenses reflect total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly reduced the expense ratios by less than 0.01%.

       b We have voluntarily agreed to limit the Fund's total annual operating expenses to 1.00% of the Fund's ANA, before reduction of any expenses paid indirectly, and to reimburse the Fund for all expenses in excess of this amount. We can modify or terminate this arrangement at any time. Up to

USAA Total Return Strategy Fund - 6

-------------------------------------------------------------------------------

          January 7, 2008, we may recover from the Fund amounts reimbursed, subject to certain limitations. With this reimbursement, the Fund's Actual Total Annual Operating Expenses would be as follows:


                                                    Actual Total Annual
             Total Annual                           Operating Expenses
             Operating         Reimbursement              After
             Expenses            From IMCO          Reimbursement
          ---------------------------------------------------------------
              1.21%               (.21%)                   1.00%

       =====================================================================
       [ARROW] 12B-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.
       =====================================================================

          EXAMPLE

          This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement or fee offset arrangement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

                 1 YEAR        3 YEARS        5 YEARS        10 YEARS
             ------------------------------------------------------------
                  $105          $1,587         $1,828          $2,519

FUND INVESTMENTS

          PRINCIPAL INVESTMENT STRATEGIES

          [ARROW] WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

          The Fund's principal investment strategy is to shift the Fund's assets among stocks, investment-grade bonds, or cash equivalents. We generally will invest at any given time substantially all of the Fund's assets in either (1) stocks through the use of stock-based exchange-traded funds (ETFs), (2) investment-grade bonds through either ETFs or direct investment, or (3) cash equivalents through investment in short-term, high-quality money market instruments or money market funds. The decision to shift the Fund's assets among stocks, bonds, and money market instru-

                                                                  7 - Prospectus

USAA TOTAL RETURN STRATEGY FUND
-------------------------------------------------------------------------------

          ments is based on a specific process and models (patent pending) under which investments are bought and sold on pre-set buy/sell points. These models consider technical and fundamental factors. Reassessments of these decisions are made frequently.

          We may need to actively and frequently trade Fund securities to implement the Fund's principal investment strategy. The Fund's portfolio turnover rate will vary from year to year depending on the frequency of the investment allocation decisions made. A high turnover rate increases transaction costs and may increase taxable capital gains, which may adversely affect Fund performance.

          [ARROW] WHAT TYPES OF STOCKS ARE INCLUDED IN THE FUND'S PORTFOLIO?

          We generally will invest in stocks through the use of stock-based ETFs. These stocks typically will represent the large-capitalization sector of the U.S. equity market, but may at times represent other sectors of the U.S. equity market.

          [ARROW] WHAT ARE ETFS?

          Exchange-traded funds, more commonly referred to as ETFs, are, with a few exceptions, open-end investment companies that trade throughout the day. Almost all ETFs trade on the American Stock Exchange or other exchanges. More specifically, ETFs typically track a market index or specific sectors of the stock or bond markets. Because they trade like stocks, they offer trading flexibility desired by both individuals and institutions. Like any security that trades on an exchange, the value of the underlying securities is the major factor in determining an ETF's price. The price of an ETF is determined by supply and demand. The Fund will value any ETF in its portfolio at its market price, which typically approximates its net asset value (NAV) although there may be times when the market price and NAV vary to a greater extent. Thus, ETFs do not necessarily trade at the net asset values of their underlying securities.

USAA Total Return Strategy Fund - 8

-------------------------------------------------------------------------------

          [ARROW] WHAT TYPES OF BONDS ARE INCLUDED IN THE FUND'S PORTFOLIO?

          We generally will invest in investment-grade bonds through either ETFs or direct investment.

          [ARROW] WHAT TYPES OF MONEY MARKET INSTRUMENTS ARE INCLUDED IN THE FUND'S PORTFOLIO?

          The money market instruments included in the Fund's portfolio are investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. They may carry either fixed or variable interest rates and may include, but are not limited to, any of the following:

          * Obligations   of   the   U.S.   government,   its   agencies   and
            instrumentalities;

          * Repurchase agreements collateralized by the foregoing obligations;

          * Commercial paper or other short-term corporate obligations;

          * Certificates of deposit;

          * Bankers' acceptances;

          * Money market funds;

          * Short-term investment funds;

          * Variable rate-demand notes; and

          * Other suitable obligations.

          [ARROW] WHAT ARE CONSIDERED INVESTMENT-GRADE DEBT SECURITIES?

          In no event will we purchase a security for the Fund unless the security (or a comparable security of the same issuer) is rated at least investment-grade at the time of purchase. Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee that is rated within the rating categories listed by at least one of the following rating agencies:

                                                                  9 - Prospectus

USAA TOTAL RETURN STRATEGY FUND
-------------------------------------------------------------------------------

                                    LONG-TERM                 SHORT-TERM
          RATING AGENCY             DEBT SECURITIES           DEBT SECURITIES
          ---------------------------------------------------------------------
          Moody's Investors                                   At least Prime-3
          Service                   At least Baa3             or MIG 3/VMIG 3

          Standard & Poor's                                   At least A-3
          Ratings Group             At least BBB -            or SP-2

          Fitch Ratings             At least BBB -            At least F3

          Dominion Bond
          Rating Service Limited    At least BBB low          At least R-2 low

          A.M. Best Co., Inc.       At least bbb              At least AMB-3

          If the security does not meet the requirements set forth above, we first must determine that the security is of equivalent investment quality prior to purchasing the security.

          You will find a complete description of the above debt ratings in the Fund's statement of additional information.

          [ARROW] HOW ARE DECISIONS TO BUY AND SELL THE SECURITIES HELD IN THE FUND'S PORTFOLIO MADE?

          Buy/sell decisions are made using a specific process and models (patent pending) under which investments are bought and sold on pre-set buy/sell points. These models consider technical and fundamental factors. The key concepts used in arriving at the buy/sell decisions are (1) a strong desire to avoid losses, (2) the desire to invest in the markets only when they appear to offer extraordinary returns, (3) the desire to have a disciplined, objective decision-making process using time-tested buy/sell rules, and (4) the belief that using moving averages, momentum indicators, and other internal market indicators enhances the possibility of success.

          For ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES and the types of securities in which the Fund's assets may be invested, see page 31.

USAA Total Return Strategy Fund - 10

-------------------------------------------------------------------------------

FUND MANAGEMENT

          USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825.

              =============================================================
               [ARROW]   TOTAL ASSETS UNDER MANAGEMENT BY
                         USAA INVESTMENT MANAGEMENT COMPANY
                         APPROXIMATELY $56 BILLION AS OF MARCH 31, 2006
              =============================================================

          We provide investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Trustees. A discussion regarding the basis for the Board of Trustees approving any investment advisory agreement of the Fund will be available in the Fund's semiannual report to shareholders for the period ending June 30, 2006.

          For our services, the Fund pays us an investment management fee, which is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Flexible Portfolio Funds Index, which tracks the performance of the 30 largest funds within the Lipper Flexible Funds category. This category allocates its investments across various asset classes, including domestic common stocks, bonds, and money market instruments with a focus on total return. The base fee, which is accrued daily and paid monthly, is equal to an annualized rate of sixty-five one hundredths of one percent (0.65%) of the Fund's average net assets.

          The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Flexible Portfolio Funds Index over the performance period. The performance period for the Fund commenced on January 24, 2005, and will consist of the current month plus the preceding twelve months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                                                                11 - Prospectus

USAA TOTAL RETURN STRATEGY FUND
-------------------------------------------------------------------------------

          The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

              OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
               RELATIVE TO INDEX           (IN BASIS POINTS AS A PERCENTAGE
               (IN BASIS POINTS) 1         OF THE FUND'S AVERAGE NET ASSETS)
              ----------------------------------------------------------------
                   +/- 100 to 400                        +/- 4
                   +/- 401 to 700                        +/- 5
                 +/- 701 and greater                     +/- 6

[FOOTNOTE]
1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

          We have voluntarily agreed to waive our annual management fee to the extent that total expenses of the Fund exceed 1.00% of the Fund's average annual net assets. We can modify or terminate this arrangement at any time. Under this arrangement, the Fund is required to pay us back the amount waived in subsequent years through January 7, 2008, but only if the additional payments do not cause the Fund's total expenses to exceed 1.00% of the Fund's average annual net assets. The investment management fee we received for the fiscal period ended December 31, 2005, including the effect of any reimbursements to the Fund, was equal to 0.44% of average net assets.

          In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

          PORTFOLIO MANAGERS

          STUART H. WESTER, CFA, vice president, Equity Investments, has co-managed the Fund since inception. Mr. Wester has 31 years of investment experience and has worked for us for 18 years. Education:
          B.B.A., Texas Tech University; M.B.A., North Texas State University. Mr. Wester

USAA Total Return Strategy Fund - 12

-------------------------------------------------------------------------------

          holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and the San Antonio Financial Analysts Society, Inc.

          PAMELA BLEDSOE NOBLE, CFA, vice president of Money Market Funds, has co-managed the Fund since inception. Ms. Noble has 16 years of investment management experience and has worked for us for 14 years.
          Education: B.S., Louisiana Tech University; M.B.A., Texas Christian University. Ms. Noble holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and the San Antonio Financial Analysts Society, Inc.

USING MUTUAL FUNDS IN AN
INVESTMENT PROGRAM

          THE IDEA BEHIND MUTUAL FUNDS

          Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

          USING FUNDS IN AN INVESTMENT PROGRAM

          In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. An investment adviser will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

          You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of

                                                                13 - Prospectus
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USAA TOTAL RETURN STRATEGY FUND
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          mutual funds that balances your  investment  goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

          OPENING AN ACCOUNT

          You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

          As required by federal law, we must obtain certain information from you prior to opening an account. If we are unable to verify your identity, we may refuse to open your account or we may open your account and take certain actions without prior notice to you including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated net asset value (NAV).

          TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

          If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee, if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

USAA Total Return Strategy Fund - 14

------------------------------------------------------------------------------

          TAX ID NUMBER

          Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding required by the Internal Revenue Code. See TAXES on page 28 for additional tax information.

          EFFECTIVE DATE

          When you make a purchase, your purchase price will be the NAV per share next determined after we receive your request in proper form (E.G., complete, signed application and payment). The Fund's NAV is determined as of the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after that time, the purchase will be effective on the next business day.

          The Fund or the Fund's transfer agent may enter into agreements with third parties (Servicing Agents), which hold Fund shares in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for Fund shares on the Fund's behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at the Fund's NAV next computed after they are received by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV.

          The Fund or the Fund's transfer agent also may enter into agreements with financial intermediaries whereby orders from the financial intermediaries' customers may be executed at the NAV next calculated after receipt of an aggregated order by the Fund or the Fund's transfer agent from the financial intermediary, with payment for the order being made from the financial intermediary to the Fund or the
          Fund's transfer agent on the next business day. Under these arrangements, the financial intermediary must receive its customers' orders and funds prior to the time the financial intermediary submits the aggregated order to the Fund or the Fund's transfer agent.

                                                                15 - Prospectus
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USAA TOTAL RETURN STRATEGY FUND
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          If you  plan to  purchase  Fund  shares  with a  check,  money  order, traveler's check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the
          following  foreign  instruments:   checks,  money  orders,  traveler's
          checks, or other similar instruments. In addition, we do not accept cash or coins.

          MINIMUM INVESTMENTS

          INITIAL PURCHASE

          * $3,000 [$500 Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs].

             Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

          ADDITIONAL PURCHASES

          *  $50 minimum per transaction, per account.

          AUTOMATIC INVESTING

          * No initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account.

             There are no minimum initial or subsequent purchase payment amounts for investments in the Fund through USAA Strategic Fund Adviser(R) or USAA College Savings Plan(R). In addition, the Fund may waive or lower purchase minimums in other circumstances.

          HOW TO PURCHASE BY . . .

          INTERNET ACCESS - USAA.COM

          * You can use your personal computer to perform certain mutual fund transactions by accessing our Web site. To establish access to your account, call 800-759-8722 or log on to USAA.COM and click on "register now." Once you have established Internet access, you will be able to open and fund a new mutual fund account, exchange to another fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

 USAA Total Return Strategy Fund - 16

------------------------------------------------------------------------------

          MAIL

          *  To open an account, send your application and check to:

                       REGULAR MAIL:
                       USAA Investment Management Company
                       P.O. Box 659453
                       San Antonio, TX 78265-9825

                       REGISTERED OR EXPRESS MAIL:
                       USAA Investment Management Company
                       9800 Fredericksburg Road
                       San Antonio, TX 78240

          * To add to your account, send your check and the appropriate deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to:

                       REGULAR MAIL:
                       USAA Investment Management Company
                       P.O. Box 659453
                       San Antonio, TX 78265-9825

                       REGISTERED OR EXPRESS MAIL:
                       USAA Investment Management Company
                       9800 Fredericksburg Road
                       San Antonio, TX 78240

          BANK WIRE

          * To open or add to your account, call 800-531-8448 or visit our Web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

          ELECTRONIC FUNDS TRANSFER (EFT)

          * Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 800-531-8448 to add these services.

                                                                 17 - Prospectus
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USAA TOTAL RETURN STRATEGY FUND
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          PHONE 800-531-8448 (IN SAN ANTONIO, 456-7202)

          * If you would like to open a new account or exchange to another fund in the USAA family of funds, call for instructions.

          USAA TOUCHLINE(R) 800-531-8777 (IN SAN ANTONIO, 498-8777)

          * In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touchtone phone to access your Fund account to make selected purchases, exchange to another fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/ Sell authorization on file.

          USAA BROKERAGE SERVICES 800-531-8343 (IN SAN ANTONIO, 456-7214)

          * To purchase new and additional shares in your USAA brokerage account, call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

          You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the close of the NYSE (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

          We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to ten days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital

USAA Total Return Strategy Fund - 18

-------------------------------------------------------------------------------

          gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

          IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

          In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (E.G., if the NYSE is closed or when permitted by order of the SEC).

          HOW TO REDEEM BY...

          INTERNET, MAIL, FAX, TELEPHONE, OR TOUCHLINE(R)

          *  Access USAA.COM.

          *  Send your written instructions to:

                       REGULAR MAIL:
                       USAA Investment Management Company
                       P.O. Box 659453
                       San Antonio, TX 78265-9825


                       REGISTERED OR EXPRESS MAIL:
                       USAA Investment Management Company
                       9800 Fredericksburg Road
                       San Antonio, TX 78240

          *  Send a signed fax to 800-292-8177.

          * Call toll free 800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

          * Call toll free 800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

                                                                19 - Prospectus

USAA TOTAL RETURN STRATEGY FUND
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          Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, we will obtain certain information from you to verify your identity. Additionally, your telephone calls may be recorded or monitored, and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, or Internet is not available until these certificates are deposited with the Fund's transfer agent.

          USAA BROKERAGE SERVICES

          * Call toll free 800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

HOW TO EXCHANGE

          EXCHANGE PRIVILEGE

          The exchange privilege is automatic when you complete your application. You may exchange shares among funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence.

          Exchanges made through USAA TouchLine(R) and the Internet require an Electronic Services Agreement (ESA) on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

          IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE

USAA Total Return Strategy Fund - 20

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          SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF
          YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

          The Fund has undertaken certain authentication procedures regarding telephone transactions as previously described.

          EXCHANGE LIMITATIONS

          To minimize fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the USAA Short-Term Fund, USAA Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each fund reserves the right to reject a shareholder's purchase or exchange orders into a fund at any time when in the best interest of the fund. The Fund may still restrict an investor's account from further purchases or exchanges even if the investor has complied with the exchange policy if the investor is engaged in excessive short-term trading. See THE FUND'S RIGHT TO REJECT PURCHASE AND EXCHANGE ORDERS AND LIMIT TRADING IN ACCOUNTS on page 23.

          For purposes of this policy, all exchanges from the Fund on a trading day are counted only as one exchange. The following transactions are not counted as exchanges for purposes of this policy:

          * Transactions done under automatic purchase plans and systematic withdrawal plans;

          * Transactions done to meet minimum distribution requirements from retirement accounts; and

          * Transactions done to effect an IRA conversion or redistribution to a different retirement account.

          In addition, each fund reserves the right to terminate or change the terms of an exchange offer.

                                                                 21 - Prospectus
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USAA TOTAL RETURN STRATEGY FUND
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OTHER IMPORTANT INFORMATION
ABOUT PURCHASES, REDEMPTIONS,
AND EXCHANGES

          ACCOUNT BALANCE

          USAA Shareholder Account Services, the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (4) all IRA accounts (for the first year the account is open).

          EXCESSIVE SHORT-TERM TRADING

          The USAA family of funds generally is not intended as short-term investment vehicles (except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund). Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as "market timing."

          Excessive short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment by short-term traders. While there is no assurance that the USAA family of funds can deter all excessive and short-term trading, the Board of Trustees/Directors of the USAA family of funds has adopted the following policies for the USAA family of funds, except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund. These policies are designed to deter disruptive, excessive short-term trading without needlessly penalizing BONA FIDE investors.

          To deter such trading activities, the USAA family of funds' policies and procedures include:

USAA Total Return Strategy Fund - 22

-------------------------------------------------------------------------------

          * Each fund limits the number of permissible exchanges out of any Fund in the USAA family of funds for each account to six per calendar year (except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund).

          * Each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

          THE FUND'S  RIGHT TO REJECT  PURCHASE  AND  EXCHANGE
          ORDERS AND LIMIT TRADING IN ACCOUNTS

          The USAA family of funds' main safeguard against excessive short-term trading is its right to reject purchase or exchange orders if in the best interest of the affected fund. In enforcing this policy, the USAA family of funds is concerned with excessive short-term trading activities that can hamper the efficient management of a fund. Generally, persons who engage in an "in and out" transaction within a 30-day period will violate the USAA Funds' policy if they engage in another "in and out" transaction in the same fund within 90 days. The Fund also reserves the right to restrict future purchases if an investor is classified as engaged in other patterns of excessive short-term trading. Finally, the Fund reserves the right to classify an investor as an excessive short-term trader even after one large disruptive purchase and redemption.

          The following transactions are exempt from these policies:

          * Transactions in the money market funds, USAA Short-Term Bond Fund, and USAA Short Term Fund;

          * Purchases and sales pursuant to automatic investment or withdrawal plans; and

          * Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the Fund.

          If a person is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the

                                                                 23 - Prospectus
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USAA TOTAL RETURN STRATEGY FUND
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          account  and  related  accounts  and its  disruptive  effect,  and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all funds in the USAA family of funds.

          The USAA family of funds relies on its transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that our monitoring activities will successfully detect or prevent all excessive short-term trading.

          Some investors purchase USAA fund shares through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. Currently, such intermediaries are not required to provide the Fund with underlying trading information for their clients. The USAA family of funds reviews net activity in these omnibus accounts based on the information available to it from the intermediary and looks for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity, we work with the intermediary to identify accounts engaged in excessive short-term trading activity. Investors engaging in excessive short-term trading through these omnibus accounts also can be warned or have their trading privileges restricted or terminated. Because the USAA family of funds does not receive underlying trade data, it must rely on the cooperation of the intermediary to provide information on the trading activity of its clients and restrict or limit excessive short-term traders.

          OTHER FUND RIGHTS

          The Fund reserves the right to:

          * Reject or restrict purchase or exchange orders when in the best interest of the Fund;

          * Limit or discontinue the offering of shares of the Fund without notice to the shareholders;

          * Calculate the NAV per share and accept purchase, exchange, and redemption orders on a business day that the NYSE is closed;

USAA Total Return Strategy Fund - 24

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         *   Require a  signature  guarantee  for  transactions  or  changes  in account information in those instances where the appropriateness of
             a  signature   authorization  is  in  question  (the  statement  of
             additional   information   contains   information   on   acceptable
             guarantors);

          *  Redeem an account with less than $900,  with  certain  limitations;
             and

          * Restrict or liquidate an account when necessary or appropriate to comply with federal law.

SHAREHOLDER INFORMATION

          SHARE PRICE CALCULATION

          The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern Time) each day that the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

          =================================================================
                                        TOTAL ASSETS - TOTAL LIABILITIES
          [ARROW]   NAV PER SHARE  =    --------------------------------
                                                 NUMBER OF SHARES
                                                   OUTSTANDING
          =================================================================

          VALUATION OF SECURITIES

          Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

          Debt securities are generally traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Board of Trustees. The Service uses the mean between quoted bid

                                                                25 - Prospectus
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USAA TOTAL RETURN STRATEGY FUND
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          and asked prices or  the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers in securities; and general market conditions. Debt securities purchased with maturities of 60 days or less are valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

          Investments in open-end investment companies other than ETFs are valued at their net asset value at the end of each business day. ETFs are valued at the last sales price on the primary exchange on which they trade. Futures contracts are valued at the last quoted sales price.

          Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith by us at fair value using valuation procedures approved by the Fund's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

          For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

          DIVIDENDS AND OTHER DISTRIBUTIONS

          The Fund pays net investment income dividends quarterly. Ordinarily, any net realized capital gain distributions will be paid in December of each year. The Fund may make additional distributions to shareholders when considered appropriate or necessary. For example, the Fund could make an additional distribution to avoid the imposition of any federal income or excise tax.

USAA Total Return Strategy Fund - 26

-------------------------------------------------------------------------------

          We will automatically reinvest all NET INVESTMENT INCOME DIVIDENDS and REALIZED CAPITAL GAIN DISTRIBUTIONS in additional shares of the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any net investment income dividends or realized capital gain distributions made by the Fund will reduce the NAV per share by the amount of the dividends or other distributions on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

         =======================================================================
         [ARROW] NET INVESTMENT INCOME DIVIDENDS PAYMENTS TO SHAREHOLDERS OF INCOME FROM DIVIDENDS AND INTEREST GENERATED BY THE FUND'S INVESTMENTS.

         [ARROW] REALIZED CAPITAL GAIN DISTRIBUTIONS PAYMENTS TO SHAREHOLDERS OF GAINS REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
         =======================================================================

          We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

          TAXES

          This tax information is quite general and refers to the federal income tax law in effect as of the date of this prospectus. Distributions that shareholders receive from the Fund are subject to federal income tax and may be subject to state or local taxes. A 15% maximum federal income tax rate will apply to individual shareholders through December 31, 2008 for (1) gains on redemptions of Fund shares held for more than one year and (2) to the Fund's net capital gain distribution from realized gains on the sale or exchange of the Fund's capital assets held for more than one year. Because each investor's tax circumstances are unique and because the

                                                                 27 - Prospectus

USAA TOTAL RETURN STRATEGY FUND
-------------------------------------------------------------------------------

          tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

          SHAREHOLDER TAXATION

          Dividends from net investment income and distributions of the excess of short-term capital gains over long-term capital losses are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

          Regardless of the length of time you have held Fund shares, distributions of net capital gain (I.E., the excess of net long-term gain over net short-term capital loss) that the Fund realizes are taxable to you as long-term capital gains whether received in cash or reinvested in additional shares. These gains will qualify for a reduced capital gains rate for shareholders that are individuals.

          WITHHOLDING

          Federal law requires the Fund to withhold (referred to as "backup withholding") and remit to the U.S. Treasury 28% of (1) taxable net investment income dividends, realized capital gain distributions, and proceeds of redemptions otherwise payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and distributions otherwise payable to any such shareholder who:

          *  Underreports dividend or interest income or

          * Fails to certify that he or she is not subject to backup withholding.

          To avoid this withholding requirement, you must certify, on your application or on a separate IRS Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

          REPORTING

          The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

USAA Total Return Strategy Fund - 28

-------------------------------------------------------------------------------

          SHAREHOLDER MAILINGS

          HOUSEHOLDING

          Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

          ELECTRONIC DELIVERY

          Log  on  to  USAA.COM  and  sign  up  to  receive   your   statements,
          confirmations, financial reports, and prospectuses via the Internet instead of through the mail.

FINANCIAL HIGHLIGHTS

          The following financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all net investment income and realized capital gain distributions).

          The information for the fiscal period ended December 31, 2005, has been audited by Ernst & Young LLP, independent registered public accountants, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                                29 - Prospectus

USAA TOTAL RETURN STRATEGY FUND
-------------------------------------------------------------------------------

                                                                 PERIOD ENDED
                                                                 DECEMBER 31,
                                                                     2005*
                                                                 --------------
Net asset value at beginning of period                           $      10.00
                                                                 --------------
Income (loss) from investment operations:
 Net investment income                                                    .15
 Net realized and unrealized gain (loss)                                 (.11)
                                                                 --------------
Total from investment operations                                          .04
                                                                 --------------
Less distributions:
 From net investment income                                              (.15)
                                                                 --------------
Net asset value at end of period                                 $       9.89
                                                                 --------------
                                                                 --------------
Total return (%) **                                                       .44
Net assets at end of period (000)                                $    205,630
Ratio of expenses to average net assets (%) ***(a,b,c)                   1.00
Ratio of expenses to average net assets, excluding
 reimbursements (%) ***(a,b)                                             1.21
Ratio of net investment income to average net
 assets (%) ***(b)                                                       1.88
Portfolio turnover (%)(d)                                              443.18

[FOOTNOTES]
*   Fund commenced operations on January 24, 2005.

** Assumes reinvestment of all net investment income distributions during the period. Total returns for periods of less than one year are not annualized.

*** For the year ended December 31, 2005, average net assets were $149,057,000.

(a) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(c) Effective January 24, 2005, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets.

(d) Calculated using average daily market value for the months during which the Fund was invested in long-term securities, which, for the period ended December 31, 2005, included seven months.

USAA Total Return Strategy Fund - 30

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE
FUND'S INVESTMENT POLICIES

          THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN INVESTMENT POLICIES OF THE TOTAL RETURN STRATEGY FUND AND TYPES OF SECURITIES IN WHICH THE FUND'S ASSETS MAY BE INVESTED:

          FUTURES

          Under certain circumstances, the Fund may buy and sell certain types of futures contracts. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a treasury bond or an index of securities, at a future time at a specified price. For more information on futures, see the statement of additional information.

          MONEY MARKET INSTRUMENTS

          The Fund's assets may be invested in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. The Fund's assets also may be invested in money market funds or other short-term investment funds, as permitted under applicable laws and regulations, including the Investment Company Act of 1940.

          OTHER INVESTMENT COMPANIES

          The Fund may invest in securities of other investment companies (including exchange-traded funds) subject to limitations. The Fund may rely on certain SEC exemptive orders that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

                                                                 31 - Prospectus

USAA TOTAL RETURN STRATEGY FUND
-------------------------------------------------------------------------------

          PUT BONDS

          The Fund's assets may be invested in securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

          REPURCHASE AGREEMENTS

          The Fund's assets may be invested in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the underlying collateral.

          The Fund maintains custody of the underlying obligations prior to its repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligation. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

          VARIABLE-RATE DEMAND NOTES

          The Fund's assets may be invested in securities, which provide the right, on any business day, to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated weekly or quarterly interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

USAA Total Return Strategy Fund - 32

-------------------------------------------------------------------------------

          These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

          VARIABLE-RATE AND FLOATING-RATE SECURITIES

          The Fund's assets may be invested in variable-rate  and  floating-rate
          securities,   which  bear   interest   at  rates  that  are   adjusted
          periodically to market rates.

          * These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

          * Because the interest rates of variable-rate and floating-rate securities are periodically adjusted to reflect current market rates, the market value of the variable-rate and floating-rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

          * The market value of variable-rate or floating-rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

          WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

          The Fund's assets may be invested in debt securities offered on a when-issued or delayed-delivery basis.

          * Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

          * The Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement.

          *  Such securities can be sold before settlement date.

                                                                 33 - Prospectus

USAA TOTAL RETURN STRATEGY FUND
-------------------------------------------------------------------------------

          ASSET COVERAGE

          The Fund's assets may be invested, as described above, in futures, as well as when-issued and delayed-delivery securities, and the Fund will cover these transactions as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount equal to or exceeding the Fund's commitment with respect to these contracts or securities.

          ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

USAA Total Return Strategy Fund - 34

                                      NOTES

                                      NOTES

                                      NOTES

                                      NOTES

                                      NOTES

                                      NOTES

                  INVESTMENT       USAA Investment Management Company
                    ADVISER,       P.O. Box 659453
              ADMINISTRATOR,       San Antonio, Texas 78265-9825
                UNDERWRITER,
             AND DISTRIBUTOR


              TRANSFER AGENT       USAA Shareholder Account Services
                                   P.O. Box 659453
                                   San Antonio, Texas 78265-9825


                CUSTODIAN AND      State Street Bank and Trust Company
             ACCOUNTING AGENT      P.O. Box 1713
                                   Boston, Massachusetts 02105


                   TELEPHONE       Call toll free - Central Time
            ASSISTANCE HOURS       Monday - Friday 7 a.m. to 10 p.m.
                                   Saturday 8:30 a.m. to 5 p.m.
                                   Sunday 10:30 a.m. to 7 p.m.


                 FOR ACCOUNT       800-531-8448 in San Antonio, 456-7202
                  SERVICING,
               EXCHANGES, OR
                 REDEMPTIONS


             RECORDED MUTUAL       24-Hour Service (from any phone)
           FUND PRICE QUOTES       800-531-8066 in San Antonio, 498-8066


                                   (from touch-tone phones only) For account
                 MUTUAL FUND       balance, last transaction, fund prices, or
           USAA TOUCHLINE(R)       to exchange/redeem fund shares
                                   800-531-8777 in San Antonio, 498-8777


             INTERNET ACCESS       USAA.COM

                                                                     [GRAPHIC]
                                                                      Recycled
                                                                        Paper

------------------------------------------------------------------------------
[USAA         9800 Fredericksburg Road                     ----------------
EAGLE         San Antonio, Texas  78288                       PRSRT STD
LOGO (R)]                                                   U.S. Postage
                                                                PAID
                                                                USAA
                                                            ---------------

Receive this document
and others electronically.
Sign up at USAA.COM.

------------------------------------------------------------------------------

     If you would like more information about the Fund, you may call 800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. The Fund's annual and semiannual reports also can be viewed on USAA.COM. A complete description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI. The SAI is not available on USAA.COM because of cost considerations and lack of investor demand.

     To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room can be obtained by calling 202-551-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

------------------------------------------------------------------------------


[USAA               WE KNOW WHAT IT MEANS TO SERVE(R).
EAGLE              ------------------------------------
LOGO (R)]             INSURANCE  *  MEMBER SERVICES




48372-0506 Investment Company Act File No. 811-4019 (C)2006, USAA. All rights reserved. Patent Pending.

                                     Part B



                   Statement of Additional Information for the
                           Total Return Strategy Fund
                               is included herein


                  Not included in this Post-Effective Amendment
               is the Statement of Additional Information for the Balanced Strategy Fund, Cornerstone Strategy Fund, Growth and Tax Strategy Fund,
  Emerging Markets Fund, International Fund, Precious Metals and Minerals Fund,
         World Growth Fund, GNMA Trust, and Treasury Money Market Trust

[USAA EAGLE LOGO (R)]USAA                              STATEMENT OF
                     INVESTMENT                        ADDITIONAL INFORMATION
                     TRUST                             MAY 1, 2006
-------------------------------------------------------------------------------
                              USAA INVESTMENT TRUST
                          (TOTAL RETURN STRATEGY FUND)


          USAA INVESTMENT TRUST (the Trust) is a registered investment company offering shares of ten no-load mutual funds one of which is described in this statement of additional information (SAI): the Total Return Strategy Fund (the
Fund). The Fund is classified as nondiversified.

          You may obtain a free copy of the prospectus dated May 1, 2006, for the Fund by writing to USAA Investment Trust, 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free 800-531-8181. The prospectus provides the basic information you should know before investing in the Fund. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in the Fund's prospectus. It is intended to provide you with additional information regarding the activities and operations of the Trust and the Fund, and should be read in conjunction with the Fund's prospectus.

          The financial statements of the Fund and the Independent Registered Public Accounting Firm's Report thereon for the fiscal period ended December 31, 2005, are included in the annual report to shareholders of that date and are incorporated herein by reference.

--------------------------------------------------------------------------------

                                    TABLE OF CONTENTS
PAGE
2         Valuation of Securities
2         Conditions of Purchase and Redemption
3         Additional Information Regarding Redemption of Shares
3         Investment Plans
5         Investment Policies
11        Investment Restrictions
12        Portfolio Transactions and Brokerage Commissions
14        Fund History and Description of Shares
15        Tax Considerations
16        Trustees and Officers of the Trust
22        The Trust's Manager
26        Portfolio Manager Disclosure
27        Portfolio Holdings Disclosure
28        General Information
28        Appendix A - Long-Term and Short-Term Debt Ratings

                             VALUATION OF SECURITIES

Shares of the Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of the Fund is equal to the current net asset value (NAV) per share. The NAV per share of the Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

          The Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Each Fund reserves the right to calculate the NAV per share on a business day that the NYSE is closed.

          The value of securities of the Fund is determined by one or more of the following methods:

          Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

          Debt securities are generally traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers in securities; and general market conditions. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

          Investments in open-end investment companies other than exchange-traded funds (ETFs) are valued at their NAV at the end of each business day. ETFs are valued at the last sales price on the primary exchange on which they trade. Futures contracts are valued at the last quoted sales price.

          Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith by the Manager at fair value by us using valuation procedures approved by the Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the fund's NAV to be more reliable than it otherwise would be.

          Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotations systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

                      CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT

If any order to purchase shares is canceled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you may be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from any of your accounts as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $25 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as marriage or death. If a new account needs to be established, you may be required to complete and return an application to the Transfer Agent.

              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in your Fund's portfolio. Requests for redemption that are subject to any special conditions or that specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares of a Fund, depending upon the price when redeemed.

          The Board of Trustees may cause the redemption of an account with a balance of less than $900, provided that (1) the value of such account has been reduced below the minimum initial investment required in such Fund at the time of the establishment of the account to less than $900 entirely for reasons other than market action, (2) the account has remained below the minimum initial investment for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to you. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Trustees. Prompt payment will be made by mail to your last known address.

          The Trust reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Trust normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission (SEC) so that disposal of the Trust's investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Trust's shareholders.

          For the mutual protection of the investor and the Fund, the Trust may require a signature guarantee. If required, each signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

                                INVESTMENT PLANS

The Trust makes available the following investment plans to shareholders of the Fund. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place either on the business day immediately before or after the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

AUTOMATIC PURCHASE OF SHARES

AUTOMATIC INVESTING - A no initial investment plan. With this plan the regular minimum initial investment amount is waived if you make monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

DIRECT PURCHASE SERVICE - The periodic purchase of shares through electronic funds transfer from a nongovernmental employer, an income-producing investment, or an account with a participating financial institution.

DIRECT DEPOSIT PROGRAM - The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

GOVERNMENT ALLOTMENT - The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a "buy" or "sell" whenever you choose.

DIRECTED DIVIDENDs - If you own shares in more than one of the Funds in the USAA family of funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

          Participation in these systematic purchase plans allows you to engage in dollar-cost averaging.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares in a single investment account (accounts in different Funds cannot be aggregated for this purpose) you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks made payable to an entity unaffiliated with United Services Automobile Association (USAA). You also may elect to have such withdrawals invested in another USAA Fund.

          This plan may be initiated by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Trust will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

          Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains.

          Each redemption of shares of the Fund may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

TAX-DEFERRED RETIREMENT PLANS

Federal tax on current income may be deferred if you qualify for certain types of retirement programs. For your convenience, the Manager offers 403(b)(7) accounts and various forms of IRAs. You may make investments in one or any combination of the portfolios described in the prospectuses of USAA Investment Trust and USAA Mutual Fund, Inc.

          Retirement plan applications for the IRA and 403(b)(7) programs should be sent directly to USAA Shareholder Account Services, P.O. Box 659453, San Antonio, TX 78265-9825. USAA Federal Savings Bank serves as Custodian of these tax-deferred retirement accounts under the programs made available by the Manager. Applications for these retirement accounts received by the Manager will be forwarded to the Custodian for acceptance.

          An administrative fee of $20 is deducted from the money sent to you after closing an account. Exceptions to the fee are: partial distributions, total transfer within USAA, and distributions due to disability or death. This charge is subject to change as provided in the various agreements. There may be additional charges, as mutually agreed upon between you and the Custodian, for further services requested of the Custodian.

          Each employer or individual establishing a tax-deferred retirement account is advised to consult with a tax adviser before establishing the account. You may obtain detailed information about the accounts from the Manager.

                               INVESTMENT POLICIES

The sections captioned WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGY? and FUND INVESTMENTS in the Fund's prospectus describe the fundamental investment objective and the investment policies applicable to the Fund. There can, of course, be no assurance that the Fund will achieve its investment objective. The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs.

EXCHANGE-TRADED FUNDS (ETFS)

The Fund's assets may be invested in exchange-traded funds, more commonly referred to as ETFs, which are, with a few exceptions, open-end investment companies that trade throughout the day. Almost all ETFs trade on the American Stock Exchange or other exchanges. More specifically, ETFs typically track a market index or specific sectors of the stock or bond markets. Because they trade like a stock, they offer trading flexibility desired by both individuals and institutions. Like any security that trades on an exchange, the value of the underlying securities is the major factor in determining an ETF's price. However, ETFs do not necessarily trade at the net asset values of their underlying securities. The price of an ETF is determined by supply and demand.

SECTION 4(2) COMMERCIAL PAPER AND RULE 144A SECURITIES

The Fund may invest in commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (1933 Act) (Section 4(2) Commercial Paper).
Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

          The Fund may also purchase restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

LIQUIDITY DETERMINATIONS

The Board of Trustees has adopted guidelines pursuant to which municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, certain restricted debt securities that are subject to unconditional put or demand features exercisable within seven days (Demand Feature Securities) and other securities (whether registered or not) that may be considered illiquid before or after purchase due to issuer bankruptcy, delisting, thin or no trading, SEC guidance or similar factors (other securities) may be determined to be liquid for purposes of complying with SEC limitation applicable to the Fund's investments in illiquid securities. In determining the liquidity of municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and other securities the Manager will, among other things, consider the following factors established by the Board of Trustees: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) the willingness of dealers to undertake to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager may determine to be relevant to such determination. In determining the liquidity of Demand Feature Securities, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the put or demand feature of the Demand Feature Securities. In evaluating the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Demand Feature Securities based upon a review of the Put Provider's outstanding debt and financial statements and general economic conditions.

CALCULATION OF DOLLAR WEIGHTED AVERAGE PORTFOLIO MATURITY

Dollar weighted average portfolio maturity is derived by multiplying the value of each debt instrument by the number of days remaining to its maturity, adding these calculations, and then dividing the total by the value of the Fund's debt instruments. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

          With respect to obligations held by the Fund, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage-backed securities, some asset-backed securities, and securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. For mortgage-backed and some asset-backed securities, this average time is calculated by assuming prepayment rates of the underlying loans. These prepayment rates can vary depending upon the level and volatility of interest rates. This, in turn, can affect the weighted average life of the security. The weighted average lives of these securities will be shorter than their stated final maturities. In addition, for purposes of the Fund's investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager, will result in the instrument being valued in the market as though it has the earlier maturity.

          Finally, for purposes of calculating the dollar weighted average portfolio maturity of the Fund, the maturity of a debt instrument with a periodic interest reset date will be deemed to be the next reset date, rather than the remaining stated maturity of the instrument if, in the judgment of the Manager, the periodic interest reset features will result in the instrument being valued in the market as though it has the earlier maturity.

PUT BONDS

The Fund's assets may be invested in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. Under the Fund's portfolio allocation procedure, maturity for put bonds is deemed to be the date on which the put becomes exercisable.

LENDING OF SECURITIES

The Fund may lend its securities in accordance with a lending policy that has been authorized by the Trust's Board of Trustees and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from the Fund, the borrower will be required to maintain cash collateral with the Fund in an amount at least equal to the fair value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, the Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income. Risks to a Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term instruments will be less than the amount of cash collateral required to be returned to the borrower.

          No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund's total assets. The Fund may terminate a loan at any time.

ILLIQUID SECURITIES

The Fund may invest up to 15% of its net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which a Fund has valued the securities.

VARIABLE-RATE DEMAND NOTES

The Fund may invest in securities, which provide the right to sell the securities at face value on either that day or within the rate reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Fund may invest in debt securities offered on a when-issued or delayed-delivery basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Fund may sell these securities before the settlement date if it is deemed advisable.

          Debt securities purchased on a when-issued or delayed-delivery basis are subject to changes in value in the same way as other debt securities held in the Fund's portfolios; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public's perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued or delayed-delivery basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that the Fund will be able to meet its obligation to pay for when-issued or delayed-delivery securities at the time of settlement, the Fund will segregate cash or liquid securities at least equal to the amount of the when-issued or delayed-delivery commitments. The segregated securities are valued at market, and any necessary adjustments are made to keep the value of the cash and/or segregated securities at least equal to the amount of such commitments by the Fund.

          On the settlement date of the when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Trust's payment obligations). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements, which are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security. The Fund maintains custody of the underlying securities prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

OTHER INVESTMENT COMPANIES

The Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 NAV per share, I.E., "money market" funds. In addition, the Fund may invest in securities issued by other non-money market investment companies (including exchange-traded funds) that invest in the types of securities in which the Fund itself is permitted to invest. The Fund may rely on certain SEC exemptive orders that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears in connection with its own operations.

DERIVATIVES

The Fund may buy and sell certain types of derivatives, such as options, futures contracts, options on futures contracts, and swaps under circumstances in which such instruments are expected by the Manager to aid in achieving the Fund's investment objective. The Fund may also purchase instruments with characteristics of both futures and securities (E.G., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

          Derivatives, such as options, futures contracts, options on futures contracts, and swaps enable the Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). The Fund may also use strategies which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager anticipates unusually high or low market volatility.

          The Manager may enter into derivative positions for the Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or "speculative" strategies, which are undertaken to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

FUTURES CONTRACTS

The Fund may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency, interest rate or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

          The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Trust's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

          Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance or variation margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

          At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position that will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

COVER

Transactions using certain derivative instruments expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid securities in the prescribed amount as determined daily.

          Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of The Fund's assets to cover in accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS ON SECURITIES AND SECURITIES INDEXES

The Fund may purchase and sell options on securities or securities indexes to implement its investment strategy. There are two basic types of options: "puts" and "calls." Each type of option can be used to establish either a long or a short position, depending upon whether the Fund is the purchaser or a writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

          Purchased options have limited risk equal to the amount of the premium paid for the option. Such options afford the opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.

          The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is, when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed-upon price that the Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

          The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

          Among the options that the Fund may purchase or sell are options on a securities index. In general, options on an index of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities, or futures contracts, the Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

          A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, the Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.

OPTIONS ON FUTURES CONTRACTS

The Fund may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

LIMITATIONS AND RISKS OF OPTIONS AND FUTURES ACTIVITY

As noted above, the Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options.

          Non-hedging strategies typically involve special risks. The profitability of the Fund's non-hedging strategies will depend on the ability of the Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

          Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements.

          Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

          If the Fund was unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

          Management of the Company has claimed an exclusion from the definition of "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.

SWAP ARRANGEMENTS

The Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase or caps, floors and collars as described below. In an interest rate swap the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (I.E., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

          The Fund may enter into credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

          Most swaps entered into by the Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having a NAV equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of the Fund's obligations. Collateral is treated as illiquid.

          These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund's portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap contracts are generally illiquid and are not readily transferable to another counterparty. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

                             INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Trust for the Fund. These restrictions may not be changed without approval by the lesser of
(1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund's outstanding voting securities.

          The Fund may not:

     (1) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

     (2) Concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. government and its agencies or instrumentalities.

     (3)  Issue senior securities, except as permitted under the 1940 Act.

     (4) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

     (5) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

     (6) Purchase or sell commodities, except that the Fund may invest in financial futures contracts, options thereon, and similar instruments.

     (7) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that the Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

          With respect to the Fund's concentration policy as described, the Manager uses various recognized industry classifications services including, but not limited to industry classifications established by Standard & Poor's, Bloomberg L.P., and Frank Russell Company, with certain modifications. The Manager also may include additional industries as separate classifications, to the extent applicable. Because the Manager has determined that certain categories within, or in addition to, those set forth by S&P have unique investment characteristics, additional industries may be included as industry classifications. The Manager classifies municipal obligations by projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or higher education revenue bonds.

ADDITIONAL RESTRICTION

The following restriction is not considered to be a fundamental policy of the Fund. The Board of Trustees may change this additional restriction without notice to or approval by the shareholders.

          The Fund may not purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Manager, subject to the general control of the Trust's Board of Trustees, places all orders for the purchase and sale of Fund securities. In executing portfolio transactions and selecting brokers and dealers, it is the Trust's policy to seek the best overall terms available. The Manager shall consider such factors as it deems relevant, including the breadth of the market in the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction or on a continuing basis. Securities purchased or sold in the over-the-counter market will be executed through principal market makers, except when, in the opinion of the Manager, better prices and execution are available elsewhere. In addition, the Manager may effect certain "riskless principal" transactions through certain dealers in over-the-counter markets under which mark-ups or mark-downs (which in this context may be deemed the equivalent of commissions) are paid on such transactions.

          The Fund will have no obligation to deal with any particular broker or group of brokers in the execution of portfolio transactions. The Fund contemplates that, consistent with obtaining the best overall terms available, brokerage transactions may be effected through USAA Brokerage Services, an affiliated discount brokerage service of the Manager. The Trust's Board of Trustees has adopted procedures in conformity with the requirements of Rule 17e-1 under the 1940 Act designed to ensure that all brokerage commissions paid to USAA Brokerage Services or any broker affiliated directly or indirectly with the Fund or the Manager are reasonable and fair. The Trust's Board of Trustees has authorized the Manager for the Fund to effect portfolio transactions for the Fund on any exchange of which the Manager (or any entity or person associated with the Manager) is a member and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

          The Trust's Board of Trustees has approved procedures in conformity with the requirements of Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in underwritings in which an affiliate of the Manager participates. These procedures prohibit the Fund from directly or indirectly benefiting an affiliate of the Manager in connection with such underwritings. In addition, for underwritings where the Manager participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings.

          In the allocation of brokerage business used to purchase securities for the Fund, preference may be given to those broker-dealers who provide research and brokerage services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services may also be generated through fixed price public offering underwriting concessions from purchases of new issue fixed-income securities. Such research and brokerage services may include, for example: advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party databases, such as historical data on companies, financial statements, earnings history and estimates, and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international market news and securities; and rating services on companies and industries. Thus, the Manager may be able to supplement its own information and to consider the views and information of other research organizations in arriving at its investment decisions. If such information is received and it is in fact useful to the Manager, it may tend to reduce the Manager's costs.

          In return for such services, the Fund may pay to a broker a "higher commission" (as such term may be interpreted by the SEC) than may be charged by other brokers, provided that the Manager determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or of the overall responsibility of the Manager to the Fund and its other clients. The receipt of research from broker-dealers that execute transactions on behalf of the Trust may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager); and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Trust. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Trust. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See THE TRUST'S MANAGER.

          The Manager continuously reviews the performance of the broker-dealers with whom it places orders for transactions. A periodic evaluation is made of brokerage transaction costs and services. In evaluating the performance of brokers and dealers, the Manager considers whether the broker-dealer has generally provided the Manager with the best overall terms available, which includes obtaining the best available price and most favorable execution.

          To the extent permitted by applicable law, and in all instances subject to the Fund's policies regarding best execution, the Manager may allocate brokerage transactions to broker-dealers that have entered into commission recapture arrangements in which the broker-dealer allocates a portion of the commissions paid by the Fund toward the reduction of the Fund's expenses.

          Securities of the same issuer may be purchased, held, or sold at the same time by the Trust for any or all of its Funds or other accounts or companies for which the Manager acts as the investment adviser (including affiliates of the Manager). On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Trust, as well as the Manager, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Trust with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Trust. In some instances, this procedure may affect the price and size of the position obtainable for the Trust.

          The Trust pays no brokerage commissions as such for debt securities. The market for such securities is typically a "dealer" market in which investment dealers buy and sell the securities for their own accounts, rather than for customers, and the price may reflect a dealer's mark-up or mark-down. In addition, some securities may be purchased directly from issuers.

BROKERAGE COMMISSIONS

During the fiscal period ended December 31, 2005, the Fund paid $201,901 in brokerage commissions.

PORTFOLIO TURNOVER RATES

The rate of portfolio turnover of the Fund will not be a limiting factor when the Manager deems changes in the Fund's portfolio appropriate in view of its investment objective. The Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund's investment objective. The Fund, however, may also purchase and sell securities solely to achieve short-term trading profits. These activities may increase the portfolio turnover rate for the Fund, which may result in the Fund incurring higher brokerage costs and realizing more taxable gains than would otherwise be the case in the absence of such activities.

          The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as, but not limited to, commercial paper and short-term U.S. government securities are not considered when computing the turnover rate.

          For the fiscal period ended December 31, 2005, the Fund's portfolio turnover rate was 443.18%. Portfolio turnover may vary significantly from year to year due to a variety of factors, including, but not limited to, structuring volumes of shareholder purchase and redemption orders, market conditions, and changes in the manager's investment outlook.

                     FUND HISTORY AND DESCRIPTION OF SHARES

The Fund is a series of the Trust and is nondiversified. The Trust is an open-end management investment company established under the laws of the Commonwealth of Massachusetts pursuant to the First Amended and Restated Master Trust Agreement (Master Trust Agreement), dated June 2, 1995, as amended. The Trust is authorized to issue shares of beneficial interest in separate portfolios. Ten such portfolios have been established, one of which is described in this SAI. Under the Master Trust Agreement, the Board of Trustees is authorized to create new portfolios in addition to those already existing without the approval of the shareholders of the Trust. The Fund was established September 22, 2004, by the Board of Trustees and will commence the public offering of its shares on January 24, 2005.

          The Fund's assets, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to the Fund. They constitute the underlying assets of the Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated on the basis of the Fund's relative net assets during the fiscal period or in such other manner as the Trustees determine to be fair and equitable. Each share of the Fund represents an equal proportionate interest in the Fund with every other share and is entitled to such dividends and distributions out of the net income and capital gains belonging to the Fund when declared by the Trustees. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets belonging to such Fund available for distribution.

          Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless otherwise required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Trustees for shareholder information in order to obtain signatures to request a shareholder meeting. The Trust may fill vacancies on the Board or appoint new Trustees if the result is that at least two-thirds of the Trustees have still been elected by shareholders. Moreover, pursuant to the Master Trust Agreement, any Trustee may be removed by the vote of two-thirds of the outstanding Trust shares and holders of 10% or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. The Trust will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of any share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative NAVs of the Fund's shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. For example, the Advisory Agreement must be approved separately by the Fund and only becomes effective with respect to the Fund when a majority of the outstanding voting securities of the Fund approves it. Shareholders of the Fund are not entitled to vote on any matter which does not affect that Fund but which requires a separate vote of another Fund. For example, a proposed change in the investment objective of a particular Fund would require the affirmative vote of a majority of the outstanding voting securities of only that Fund.

          Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Board of Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

          When issued, the Fund's shares are fully paid and nonassessable by the Trust, have no preemptive or subscription rights, and are fully transferable. There are no conversion rights.

                               TAX CONSIDERATIONS

TAXATION OF THE FUND

The Fund intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the
Code). Accordingly, the Fund will not be liable for federal income tax on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that it distributes to its shareholders, provided that it continues to qualify as a regulated investment company.

          To qualify for treatment as a regulated investment company, the Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the 90% test) and (2) distribute 90% of its net investment company income, net short-term capital gains (the excess of short-term capital gains over short-term losses), and net gains from certain foreign currency transactions for the taxable year (the distribution requirement, and (3) satisfy certain diversifications requirements at the close of each quarter of the Fund's taxable year.

          The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income for the calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31 of that year and (3) any prior income and gains not distributed. The Fund intends to continue to make distributions necessary to avoid imposition of the excise tax.

          The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Fund realizes in connection therewith.

          The Fund may invest in certain futures and "nonequity" options (I.E., certain listed options, such as those on a "broad-based" securities index) and certain foreign currency options and forward currency contracts with respect to which it makes a particular election that will be subject to section 1256 of the Code (collectively section 1256 contracts). Any section 1256 contracts a Fund holds at the end of its taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it.

          Code section 1092 (dealing with straddles) also may affect the taxation of certain options and futures in which the Fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options and futures are positions in personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of straddle transactions are not entirely clear.

TAXATION OF THE SHAREHOLDERS

Distributions are generally included in a shareholder's gross income for the taxable year in which they are received. However, distributions the Fund declares in October, November, or December and pays to shareholders of record in such a month will be deemed to have been received on December 31, if the Fund pays the distributions during the following January. If a shareholder receives a distribution taxable as long-term capital gain with respect to shares and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as long-term capital loss.

          If the Fund engages in securities lending, the borrower generally will be obligated to pay the Fund an amount equal to ("in lieu of") any dividend paid on the loaned securities during the loan term. Even if the dividend otherwise would be eligible for the 15% maximum federal income tax rate on "qualified dividend income" received by individuals (recently enacted under the Jobs and Growth Tax Relief Reconciliation Act of 2003), such "in lieu" payments, when distributed to the Fund's shareholders, will not be treated as "qualified dividend income" and instead will be taxed at the shareholders' marginal federal income tax rates.

                       TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees  consists  of six  Trustees  who  supervise  the  business affairs of the Trust. The Board of Trustees is responsible for the general oversight of the Fund's business and for assuring that the Fund is managed in the best interests of the Fund's shareholders. The Board of Trustees periodically reviews the Fund's investment performance as well as the quality of other services provided to the Fund and its shareholders by the Fund's service providers, including IMCO and its affiliates.

NON-INTERESTED TRUSTEES

====================================================================================================================================
NAME, ADDRESS*       POSITION(S)     TERM OF         PRINCIPAL OCCUPATION(S) DURING                 NUMBER OF          OTHER
AND AGE              HELD WITH       OFFICE**AND      PAST 5 YEARS                                  PORTFOLIOS         DIRECTORSHIPS
                     FUND            LENGTH OF                                                      IN FUND COMPLEX    HELD BY
                                     TIME SERVED                                                    OVERSEEN BY        TRUSTEE
                                                                                                    TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

Barbara B. Dreeben   Trustee      Trustee since   President, Postal Addvantage                  Four registered              None
(60)                              January 1994    (7/92-present), which is a postal             investment companies
                                                  mail list management service.                 consisting of 39 funds
------------------------------------------------------------------------------------------------------------------------------------

Robert L. Mason,     Trustee      Trustee since   Institute Analyst, Southwest Research         Four registered              None
Ph.D. (59)                        January 1997    Institute (3/02-present); Staff               investment companies
                                                  Analyst, Southwest Research Institute         consisting of 39 funds
                                                  (9/98-3/02) which focuses in the fields
                                                  of technological research.
------------------------------------------------------------------------------------------------------------------------------------

Michael F. Reimherr  Trustee      Trustee since   President of Reimherr Business Consulting     Four registered              None
(60)                              January 2000    (5/95-present), which performs business       investment companies
                                                  valuations of large companies to include      consisting of 39 funds
                                                  the development of annual business plans,
                                                  budgets, and internal financial reporting.

------------------------------------------------------------------------------------------------------------------------------------

Laura T. Starks,     Trustee      Trustee since   Charles E and Sarah M Seay Regents Chair      Four registered              None
Ph.D. (56)                        May 2000        Professor of Finance, University of Texas     investment companies
                                                  at Austin (9/96-present).                     consisting of 39 funds

------------------------------------------------------------------------------------------------------------------------------------

Richard A. Zucker    Trustee and  Trustee since   Vice President, Beldon Roofing Company        Four registered              None
(62)                 Chairman of  January 1992    (7/85-present).                               investment companies
                     the Board of                                                               consisting of 39 funds
                     Trustees
====================================================================================================================================

* The address for each Non-Interested Trustee is USAA Investment Management Company, P.O. Box 659430, San Antonio, Texas 78265-9430.
** The term of office for each Trustee is twenty (20) years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

 INTERESTED TRUSTEE


====================================================================================================================================
NAME, ADDRESS*       POSITION(S)     TERM OF         PRINCIPAL OCCUPATION(S) DURING                 NUMBER OF          OTHER PUBLIC
AND AGE              HELD WITH       OFFICE AND      PAST 5 YEARS                                   PORTFOLIOS         DIRECTORSHIPS
                     FUND            LENGTH OF                                                      IN FUND COMPLEX
                                     TIME SERVED                                                    OVERSEEN BY
                                                                                                    TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Christopher W.       Trustee,        Trustee since   President and Chief Executive Officer,         Five registered         None
Claus (45)           President, and  February 2001   Director, and Chairman of the Board of         investment
                     Vice Chairman                   Directors, USAA Investment Management Company  companies
                     of the Board                    (IMCO) (12/04-present); President and Chief    consisting of
                     of Trustees                     Executive Officer, Director and Vice Chairman  44 funds
                                                     of the Board of Directors, IMCO (2/01-12/04);
                                                     Senior Vice President of Investment Sales
                                                     and Service, IMCO (7/00-2/01). Mr. Claus also
                                                     serves as President, Director, and Chairman of
                                                     the Board of Directors of USAA Shareholder
                                                     Account Services (SAS). He also holds the
                                                     officer position of Senior  Vice President of
                                                     the USAA Life Investment Trust, a  registered
                                                     investment company offering five individual
                                                     funds.
------------------------------------------------------------------------------------------------------------------------------------

* The address of the Interested Trustee and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

INTERESTED OFFICERS

====================================================================================================================================

NAME, ADDRESS*         POSITION(S)      TERM OF OFFICE   PRINCIPAL OCCUPATION(S) DURING             NUMBER OF          OTHER PUBLIC
AND AGE                HELD WITH        AND LENGTH OF    PAST 5 YEARS                               PORTFOLIOS         DIRECTORSHIPS
                       FUND             TIME SERVED                                                 IN FUND
                                                                                                    COMPLEX
                                                                                                    OVERSEEN
------------------------------------------------------------------------------------------------------------------------------------
Clifford A. Gladson    Vice President   Vice President   Senior Vice President, Fixed Income        Five registered       None
(55)                                    since May 2002   Investments, IMCO (9/02-present); Vice     investment compa-
                                                         President, Fixed Income Investments,       nies consisting of
                                                         IMCO (5/02-9/02); Vice President,          44 funds
                                                         Mutual Fund Portfolios, IMCO, (12/99-5/02).
                                                         Mr. Gladson also holds the officer position
                                                         of Vice President of the USAA Life Invest-
                                                         ment Trust, a registered investment company
                                                         offering five individual funds.
------------------------------------------------------------------------------------------------------------------------------------
Stuart Wester (58)     Vice  President  Vice President   Vice President, Equity Investments, IMCO   Five registered       None
                                        since May 2002   (1/99-present). Mr. Wester  also holds     investment
                                                         the officer position of Vice President     companies
                                                         of the USAA Life Investment Trust,         consisting of
                                                         a registered investment company offering   44 funds
                                                         five individual funds.
------------------------------------------------------------------------------------------------------------------------------------
Mark S. Howard (42)    Secretary        Secretary since  Senior Vice President, USAA Life Insurance Five registered       None
                                        September 2002   Company (USAA Life)/IMCO/USAA Financial    investment
                                                         Planning Services (FPS) General Counsel,   companies
                                                         USAA (10/03-present); Senior Vice          consisting of
                                                         President, Securities Counsel, USAA        44 funds
                                                         (12/02-10/03); Senior Vice President,
                                                         Securities Counsel and Compliance, IMCO
                                                         (1/02-12/02); Vice President, Securities
                                                         Counsel & Compliance, IMCO (7/00-1/02).
                                                         Mr. Howard also holds the officer positions
                                                         of Senior Vice  President, Secretary and
                                                         Counsel for USAA Life, IMCO, FPS, SAS and
                                                         USAA Financial Advisors, Inc. (FAI); and
                                                         Secretary of the USAA Life Investment Trust,
                                                         a registered investment company offering
                                                         five individual funds.
------------------------------------------------------------------------------------------------------------------------------------
Debra K. Dunn (36)     Treasurer        Treasurer since  Assistant Vice President, IMCO/FPS         Five registered       None
                                        June 2005        Finance, USAA (9/04-present); Executive    investment
                                                         Director IMCO/FPS Finance, USAA (12/03-    companies
                                                         9/04); Executive Director FPS Finance,     consisting of
                                                         USAA (2/03-12/03); Director FPS Finance,   44 funds
                                                         USAA (12/02-2/03); Director Strategic
                                                         Financial Analysis, IMCO (1/01-12/02.
                                                         Ms. Dunn also holds the officer positions
                                                         of Assistant Vice President and  Treasurer
                                                         IMCO, SAS, FPS, and  FAI; and Treasurer of
                                                         the USAA Life Investment Trust, a registered
                                                         investment company offering five individual funds.
====================================================================================================================================

* The address of the Interested Trustee and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

INTERESTED OFFICERS

====================================================================================================================================
NAME, ADDRESS*         POSITION(S)  TERM OF OFFICE       PRINCIPAL OCCUPATION(S) DURING             NUMBER OF          OTHER PUBLIC
AND AGE                HELD WITH    AND LENGTH OF        PAST 5 YEARS                               PORTFOLIOS         DIRECTORSHIPS
                       FUND         TIME SERVED                                                     IN FUND
                                                                                                    COMPLEX OVERSEEN

--------------------------------------------------------------------------------------------------------------------------------
Eileen M. Smiley (46)  Assistant    Assistant            Vice President, Securities Counsel, USAA   Five registered       None
                       Secretary    Secretary since      (2/04- present); Assistant Vice President, investment
                                    February 2003        Securities Counsel, USAA (1/03-2/04);      companies
                                                         Attorney, Morrison & Foerster, LLP (1/99-  consisting of 44
                                                         1/03). Ms. Smiley also holds the officer   funds
                                                         positions of Vice President and Assistant
                                                         Secretary of IMCO, FPS, and FAI; and
                                                         Assistant Secretary of the USAA Life
                                                         Investment Trust, a registered investment
                                                         company offering five individual funds.
------------------------------------------------------------------------------------------------------------------------------------
Roberto Galindo,       Assistant    Assistant Treasurer  Assistant Vice President, Portfolio        Five registered       None
Jr. (45)               Treasurer    since July 2000      Accounting/Financial Administration,       investment
                                                         USAA (12/02-present); Assistant Vice       companies
                                                         President, Mutual Fund Analysis &          consisting
                                                         Support, IMCO (10/01-12/02); Executive     of 44 funds
                                                         Director, Mutual Fund Analysis &
                                                         Support, IMCO (6/00-10/01). Mr. Galindo
                                                         also holds the officer position of Assistant
                                                         Treasurer of the USAA  Life Investment
                                                         Trust, a registered investment company
                                                         offering five individual funds.
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Hill (38)   Chief        Chief Compliance     Assistant Vice President, Mutual Funds     Five registered       None
                       Compliance   Officer since        Compliance, USAA (9/04-present); Assistant investment
                       Officer      September 2004       Vice President, Investment Management      companies
                                                         Administration & Compliance, USAA (12/02-  consisting
                                                         9/04); Assistant Vice President,           of 44 funds
                                                         Investment Management Administration &
                                                         Compliance, IMCO (9/01-12/02); Senior
                                                         Manager, Investment Management Assurance and
                                                         Advisory Services, KPMG LLP (6/98-8/01).
                                                         Mr. Hill also holds the officer position
                                                         of Chief Compliance Officer of the USAA
                                                         Life  Investment  Trust,  a registered
                                                         investment company offering five
                                                         individual funds.
====================================================================================================================================

* The address of the Interested Trustee and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

           Set forth below are the Non-Interested Trustees, the Interested Trustee, and officers, and each of their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held.

COMMITTEES OF THE BOARD OF TRUSTEES

The Board of Trustees typically conducts regular meetings five or six times a year to review the operations of the Funds in the USAA family of funds. During the Funds' most recent fiscal period ended December 31, 2005, the Board of Trustees held meetings five times. A portion of these meetings is devoted to various committee meetings of the Board of Trustees, which focus on particular matters. In addition, the Board of Trustees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board of Trustees has four committees: an Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. The duties of these four Committees and their present membership are as follows:

     EXECUTIVE COMMITTEE: Between the meetings of the Board of Trustees and while the Board is not in session, the Executive Committee of the Board of Trustees has all the powers and may exercise all the duties of the Board of Trustees in the management of the business of the Trust which may be delegated to it by the Board. Trustees Claus and Zucker are members of the Executive Committee.

     AUDIT COMMITTEE: The Audit Committee of the Board of Trustees reviews the financial information and the auditor's reports and undertakes certain studies and analyses as directed by the Board. Trustees Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Audit Committee. During the Funds' most recent fiscal period ended December 31, 2005, the Audit Committee held meetings four times.

     PRICING AND INVESTMENT COMMITTEE: The Pricing and Investment Committee of the Board of Trustees acts upon various investment-related issues and other matters which have been delegated to it by the Board. Trustees Claus, Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Pricing and Investment Committee. During the funds' most recent fiscal period ended December 31, 2005, the Pricing and Investment Committee held meetings four times.

     CORPORATE GOVERNANCE COMMITTEE: The Corporate Governance Committee of the Board of Trustees maintains oversight of the organization, performance, and effectiveness of the Board and independent Trustees. Trustees Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Corporate Governance Committee. during the funds' most recent fiscal period ended December 31, 2005, the Corporate Governance Committee held meetings six times.

     In addition to the previously listed Trustees and/or officers of the Trust who also serve as Trustees and/or officers of the Manager, the following individuals are executive officers of the Manager: Mark S. Rapp, Senior Vice President, Marketing; Terri L. Luensmann, Senior Vice President, Investment Operations; and Casey L. Wentzell, Senior Vice President, Investment Sales and Service. There are no family relationships among the Trustees, officers, and managerial level employees of the Trust.

     The following table sets forth the dollar range of total equity securities beneficially owned by the Trustees in all of the USAA Funds overseen by the Trustees as of the calendar year ended December 31, 2005.

                              TOTAL RETURN         USAA FUND
                               STRATEGY             COMPLEX
                                 FUND                TOTAL
INTERESTED TRUSTEE

Christopher W. Claus         $10,001-$50,000       Over $100,000

NON-INTERESTED TRUSTEES

Barbara B. Dreeben               None              Over $100,000
Robert L. Mason              $1-$10,000           Over $100,000
Michael F. Reimherr              None             Over $100,000
Laura T. Starks                  None             Over $100,000
Richard A. Zucker                None             Over $100,000

          The following table sets forth information describing the compensation of the current Trustees of the Trust for their services as Trustees for the fiscal period ended December 31, 2005.

     NAME                          AGGREGATE           TOTAL COMPENSATION
      OF                         COMPENSATION         FROM THE USAA FUNDS
    TRUSTEE                      FROM THE TRUST        AND FUND COMPLEX (B)

INTERESTED TRUSTEE

Christopher W. Claus                None (a)               None (a)

NON-INTERESTED TRUSTEES

Barbara B. Dreeben                  $ 17,563               $ 70,250
Robert L. Mason Ph.D.               $ 17,938               $ 71,750
Michael F. Reimherr                 $ 16,438               $ 65,750
Laura T. Starks Ph.D.               $ 16,438               $ 65,750
Richard A. Zucker                   $ 19,438               $ 77,750


  (a) Christopher W. Claus is affiliated with the Trust's investment adviser, IMCO, and, accordingly, receives no remuneration from the Trust or any other Fund of the USAA Fund Complex.

  (b) At December 31, 2005, the USAA Fund Complex consisted of five registered investment companies offering 44 individual funds. Each non-interested Trustee presently serves as a Trustee or Director on all of the investment companies in the USAA Fund Complex, except for the USAA Life Investment Trust, which consists of five funds available to the public only through the purchase of certain variable annuity contracts and variable life insurance policies offered by USAA Life Insurance Company.

          No compensation is paid by any fund to any Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of Fund expenses. The Trust reimburses certain expenses of the Trustees who are not affiliated with the Manager. As of March 31, 2005, the Officers and Trustees of the Trust and their families as a group owned beneficially or of records less than 1% of the outstanding shares of the Trust.

          As of March 31, 2006, USAA and its affiliates owned 2,500,000 shares (10.6%) of the Fund.

          The following table identifies all persons who, as of March 31, 2006, held of record or owned beneficially 5% or more of any Fund's shares.

                              NAME AND ADDRESS
  TITLE OF CLASS            OF BENEFICIAL OWNER              PERCENT OF CLASS
   Total Return           USAA Brokerage Services                 10.98%
   Strategy Fund         For the Exclusive Benefit
                             of our customers
                         9800 Fredericksburg Road
                           San Antonio, TX 78288

                               THE TRUST'S MANAGER

As described in the Fund's prospectus, IMCO is the Manager and investment adviser for the Fund. IMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, and has served as investment adviser and underwriter for USAA Investment Trust from its inception.

     In addition to managing the Trust's assets, IMCO advises and manages the investments of USAA and its affiliated companies as well as those of USAA Mutual Fund, Inc., USAA Tax Exempt Fund, Inc., USAA Mutual Funds Trust, formerly USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by IMCO were approximately $56 billion, of which approximately $34 billion were in mutual fund portfolios.

ADVISORY AGREEMENT

The Manager provides investment management and advisory services to the Fund pursuant to an Advisory Agreement dated January 7, 2005 (Advisory Agreement). Under this agreement, the Manager provides an invest-ment program, carries out the investment policies and manages the portfolio assets for the Fund. The Manager is authorized, subject to the control of the Board of Trustees of the Trust, to determine the selection, amount, and time to buy or sell securities for the Fund.


     For the services under this agreement, the Fund has agreed to pay the Manager a fee computed as described under FUND MANAGEMENT in its prospectus. Management fees are computed and accrued daily and are payable monthly. The Manager compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of the Manager or its affiliates.

     Except for the services and facilities provided by the Manager, the Fund pays all other expenses incurred in its operations. Expenses for which the Fund is responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; costs of preparing and distributing proxy material; audit and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not interested (not affiliated) persons of the Manager; costs of printing and mailing the prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. The Manager pays the cost of printing and mailing copies of the prospectus, the SAI, and reports to prospective shareholders.

     The Advisory Agreement will remain in effect until January 6, 2007, and will continue in effect from year to year thereafter for the Fund as long as its is approved at least annually by a vote of the outstanding voting securities of the Fund (as defined by the 1940 Act) or by the Board of Trustees (on behalf of the Fund) including a majority of the Non Interested Trustees, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Trust or the Manager on 60 days' written notice. The agreement will automatically terminate in the event of its assignment (as defined by the 1940 Act).

     From time to time, the Manager may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by the Fund. In addition to any amounts otherwise payable to the Manager as an advisory fee for current services under the Advisory Agreement, the Company shall be obligated to pay the Manager all amounts previously waived by the Manager with respect to the Fund, provided that such additional payments are made not later than three years from January 7, 2005, and provided further that the amount of such additional payment in any year, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in such year to exceed 1.00% of the average net assets of the Fund. The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's ANA, and will reimburse the Fund for all expenses in excess of such limitation. This agreement may be modified or terminated by the Manager at any time without prior notice to the shareholders.

     The management fees of the Fund is based upon two components: (1) a base fee, which is accrued daily and paid monthly, computed at an annual rate of 0.65% of average net assets and (2) a performance adjustment that will increase or decrease the base fee depending upon the performance of a Fund relative to the Lipper Flexible Portfolio Funds Index.

     For the fiscal period ended December 31, 2005, management fees were $903,566.

     As a result of the Fund's actual expenses exceeding an expense limitation, the Manager did not receive $298,325 of fees to which it would have been entitled.

COMPUTING THE PERFORMANCE ADJUSTMENT

For any month, the base fee of the Fund will equal the Fund's average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund's average annual performance during the performance period compared to the average annual performance of the Fund's relevant index over the same time period. For the month ending January 31, 2006, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

          The annual performance adjustment rate is multiplied by the average net assets of the Fund over the performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart below:

   OVER/UNDER PERFORMANCE RELATIVE TO INDEX       ANNUAL ADJUSTMENT RATE
               (IN BASIS POINTS) 1            (IN BASIS POINTS AS A PERCENTAGE
                                               OF A FUND'S AVERAGE NET ASSETS)

             +/- 100 to 400                              +/- 4
             +/- 401 to 700                              +/- 5
             +/- 701 and greater                         +/- 6

          1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

For example, assume that an equity fund with average net assets of $300 million has a base fee of 0.75 of 1% (75 basis points) of the fund's average net assets. Also assume that the fund had average net assets during the performance period of $250 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:

                                     EXAMPLES

                               1            2           3           4           5          6
Fund Performance (a)        12.80%       15.02%       6.75%     (12.25%)    (10.07%)    (8.17%)
Index Performance (a)        8.75%       18.29%       6.28%     (19.87%)     (5.45%)    (7.98%)
                            -----        -----        ----      -------      ------     ------
Over/Under Performance (b)  + 405        - 327        + 47       + 762         - 462      - 19
Annual Adjustment Rate (b)    + 5           -4           0         + 6         - 5           0
Monthly Adjustment Rate (c)   .0041%      (.0033%)      n/a        .0049%     (.0041%)      n/a
Base Fee for Month          $187,500    $187,500     $187,500   $187,500    $187,500    $187,500
Performance Adjustment        10,250     (8,250)            0     12,250     (10,250)          0
                            --------------------------------------------------------------------
Monthly Fee                 $197,750    $179,250     $187,500   $199,750    $177,250    $187,500
                            --------------------------------------------------------------------
                            --------------------------------------------------------------------

(a) Average annual  performance  over a 36-month  period
(b) In basis points
(c) Annual Adjustment Rate divided by 365, multiplied by 30, and stated as a percentage

          The Fund measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gains distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within the respective Lipper Index. Because the adjustment to the base fee is based upon the Fund's performance compared to the investment record of its respective Index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund's performance is up or down per se, but whether it is up or down more or less than the record of its respective Index. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

ADMINISTRATION AND SERVICING AGREEMENT

Under an Administration and Servicing Agreement effective January 7, 2005, IMCO is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Fund. IMCO will generally assist in all aspects of the Fund's operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial infor-mation and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirmations of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Trust has agreed to pay IMCO a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (0.15%) of the average net assets for the Fund. We may also delegate one or more of our responsibilities to others at our expense.

     For the fiscal period ended December 31, 2005, the Trust paid IMCO the following administration and servicing fee: $208,515.

CODE OF ETHICS

The Fund and the Manager each have adopted a joint code of ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by the Fund but prohibits fraudulent, deceptive, or manipulative conduct in connection with that personal investing. The Board of Trustees reviews the administration of the joint Code of Ethics at least annually and receives certifications from the Manager regarding compliance with the code of ethics annually.

          While the officers and employees of the Manager, as well as those of the Fund, may engage in personal securities transactions, there are certain restrictions in the procedures in the Code of Ethics adopted by the Manager and the Fund. The Code of Ethics is designed to ensure that the shareholders' interests come before the individuals who manage their Fund. The Code of Ethics requires the portfolio manager and other employees with access to information about the purchase or sale of securities by the Fund to abide by the Code of Ethics requirements before executing personal trades. A copy of the Code of Ethics has been filed with the SEC and is available for public view.

                      PROXY VOTING POLICIES AND PROCEDURES

The Manager will vote on proposals presented to shareholders of portfolio securities held by the Fund. The Manager generally will vote on proposals presented to shareholders of portfolio securities held by the Funds. However, the Manager reserves the right not to vote on such proposals where it determines that the cost of exercising voting rights on behalf of a Fund exceeds the benefit of exercising such voting rights. in addition, the Manager generally will not vote on proposals presented to shareholders with respect to foreign securities that are on loan under the Fund's securities lending program. In this connection, the Manager has determined that the potential return from lending such securites generally is more advantageous to the Fund than recalling such securities from the borrower to exercise voting rights with respect thereto. The Manager has retained Institutional Shareholder Services, Inc. (ISS) to receive proxy statements, provide voting recommendations, vote shares according to our instructions, and to keep records of our votes on behalf of the Fund. ISS has developed a set of criteria for evaluating and making recommendations on proxy voting issues (for example, elections of boards of directors or mergers and reorganizations). These criteria and general voting recommendations are set forth in the ISS Proxy Voting Guidelines and ISS Global Proxy Voting Guidelines (the ISS Guidelines) as customized by the Manager with respect to certain matters. The Manager retains the authority to determine the final vote for securities held by the Fund.

          To avoid any improper influence on the Manager's voting decisions, the Manager generally will follow the voting recommendations of ISS, except as briefly described below. Before any voting deadline, ISS will provide the Manager's Head of Equity Investments (or his or her delegate) with a summary of the proposal and a recommendation based on the ISS Guidelines. In evaluating ISS' recommendations, the Manager may consider information from many sources, including the Fund's portfolio manager, the Manager's Investment Strategy Committee, the management of a company presenting a proposal, shareholder groups, and other sources. The Manager believes that the recommendation of management should be given weight in determining how to vote on a particular proposal. The Manager's Head of Equity Investments will then review ISS' recommendations, and if he or she determines that it would be in the Fund's best interests to vote the shares contrary to ISS' recommendation, he or she must deter-mine, based on reasonable inquiry, whether any material conflict of interest exists between the Funds, on the one hand, and the Manager, the Fund's principal underwriter, or any person who is an affiliated person of the Fund, the Manager, or the Fund's principal underwriter, on the other. If a material conflict of interest is determined to exist, the Head of Equity Investments may vote contrary to ISS' recommendation only if the proposed voting recommen- dation of the Head of Equity Investments is reviewed by the Manager's Investment Strategy Committee, which will determine how to vote the particular proxy. With respect to any such proxy votes, the information prepared by the Manager's Investment Strategy Committee regarding any material conflict of interest identified will be summarized and presented to the Fund's Board of Trustees at the next regularly scheduled meeting of the Board. The Manager's Investment Strategy Committee also may establish certain proxy voting procedures for votes on certain matters that will override any ISS recommendation.

          Copies of the Manager's complete proxy voting policies and procedures, and summaries of the ISS Guidelines, are available without charge, upon request,
(1) by calling 800-531-8448; (ii) at USAA.COM; and (iii) on the SEC's Web site at http://www.sec.gov.

UNDERWRITER AND DISTRIBUTOR

The Trust has an agreement with IMCO for exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. For its services under the Transfer Agency Agreement, the Fund pays the Transfer Agent an annual fixed fee of $23. The fee is subject to change at any time.

          The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. The Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Trust. In addition, certain entities may receive payments directly or indirectly from the Transfer Agent, IMCO, or their affiliates for providing shareholder services to their clients who hold Fund shares.

                          PORTFOLIO MANAGER DISCLOSURE

OTHER ACCOUNTS MANAGED

The following table sets forth other accounts for which the Fund's portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal period ended December 31, 2005.

     NUMBER OF OTHER ACCOUNTS  MANAGED                             NUMBER OF  ACCOUNTS  AND  ASSETS FOR  WHICH
      AND ASSETS BY ACCOUNT  TYPE                                     ADVISORY  FEE IS BASED ON PERFORMANCE

--------------------------------------------------------------------------------------------------------------
                      REGISTERED    OTHER POOLED                     REGISTERED   OTHER POOLED
PORTFOLIO             INVESTMENT    INVESTMENT                       INVESTMENT   INVESTMENT
MANAGER               COMPANY1      VEHICLES    OTHER ACCOUNTS       COMPANY1     VEHICLES       OTHER ACCOUNT
--------------------------------------------------------------------------------------------------------------
Stuart H. Wester      2 ($0)        0           0                    2($0)         0              0
Pamela Bledsoe Noble  0             0           0                    0             0              0

1 Excludes Registered Investment Companies that are Money Market Funds.

CONFLICTS OF INTEREST: These portfolio managers provide portfolio management services only to investment companies in the USAA retail fund family and do not manage any private accounts or unregistered mutual funds. Portfolio managers make investment decisions for the funds they manage based on the fund's investment objective, permissible investments, cash flow and other relevant investment considerations that they consider applicable to that portfolio. Therefore, portfolio managers could purchase or sell securities for one portfolio and not another portfolio, or can take similar action for two portfolios at different times, even if the portfolios have the same investment objective and permissible investments.

          Potential conflicts of interest may arise when allocating and/or aggregating trades for funds with a performance fee and those without a performance fee. IMCO often will aggregate multiple orders for the same security for different mutual funds into one single order. To address these potential conflicts of interest, IMCO has adopted detailed procedures regarding the allocation of client orders, and such transactions must be allocated to funds in a fair and equitable manner.

          The performance of each Fund is also periodically reviewed by IMCO's Investment Strategy Committee (ISC), and portfolio managers have the opportunity to explain the reasons underlying a Fund's performance. The ISC and the Board of Trustees of USAA Investment Trust, also routinely review and compare the performance of the Funds with the performance of other funds with the same investment objectives and permissible investments.

          As discussed above, IMCO has policies and procedures designed to seek to minimize potential conflicts of interest arising from portfolio managers advising multiple funds. The Mutual Funds compliance department monitors a variety of areas to ensure compliance with the USAA Funds Compliance Program written procedures, including monitoring each fund's compliance with its investment restrictions and guidelines, and monitoring and periodically reviewing or testing transactions made on behalf of multiple funds to seek to ensure compliance with the USAA Funds Compliance Program written policies and procedures.

COMPENSATION: IMCO'S compensation structure includes a base salary and an incentive component. Mr. Wester and Ms. Noble are officers of IMCO and their base salaries are determined by the salary ranges for their official positions, which are influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager's annual evaluation or if the portfolio manager is promoted. Ms. Noble also is eligible to receive an incentive payment based on the performance of the other USAA Funds she manages compared to each Fund's comparative ranking against all funds within the appropriate Lipper category, or for money market funds within the appropriate iMoney Net, Inc. category. Each USAA Fund, except for the money market funds, has a performance fee component to the advisory fee earned by IMCO. The performance fee adjustment for these Funds is based on the Fund's relative performance compared to the Fund's comparative ranking against all funds within the appropriate Lipper Index as set forth in the Fund's prospectus. Ms. Noble will receive incentive payments under this plan only if the other USAA Funds she manages are at or above the 50th percentile compared to their industry peers, and the incentive payment increases the higher a Fund's relative ranking in its peer universe. In determining the incentive payment of a portfolio manager who manages more than one fund, IMCO considers the relative performance of each Fund in proportion to the total assets managed by the portfolio manager.

          In addition to salary and any applicable incentive payments, Mr. Wester and Ms. Noble also participate in other USAA benefits to the same extent as other employees. Also, USAA has established certain supplemental retirement programs and bonus program available to all officers of USAA-affiliated companies.

PORTFOLIO OWNERSHIP: As of the fiscal period ended December 1, 2005, the portfolio managers of USAA beneficially owned securities of the Fund in the following dollar range:

      PORTFOLIO MANAGER                      DOLLAR RANGE

      Stuart H. Wester                    $100,001 - $500,000
      Pamela Bledsoe Noble                $10,001 - $50,000

                          PORTFOLIO HOLDINGS DISCLOSURE

The Company's Board of Trustees has adopted a policy on selective disclosure of portfolio holdings. The Company's policy is to protect the confidentiality of the Fund's portfolio holdings and prevent the selective disclosure of material non-public information about the identity of such holdings. To prevent the selective disclosure of portfolio holdings of the Fund, the general policy of the Fund is to not disclose any portfolio holdings of the Fund, other than the portfolio holdings filed with the SEC on Form N-CSR (I.E., annual and semiannual reports) and Form N-Q (I.E., quarterly portfolio holdings reports), and any portfolio holdings made available on USAA.COM. This general policy shall not apply, however, in the following instances:

          * Where the person to whom the disclosure is made owes a fiduciary or other duty of trust or confidence to the Funds (E.G., auditors, attorneys, and Access Persons under the Fund's Joint Code of Ethics);

          * Where the person has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information (E.G., custodians, accounting agents, securities lending agents, subadvisers, rating agencies, mutual fund evaluation services, such as Lipper, and proxy voting agents);

          * As disclosed in this SAI; and

          * As required by law or a regulatory body.

          If portfolio holdings are released pursuant to an ongoing arrangement with any party that owes a fiduciary or other duty of trust or confidence to the Fund or has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor the Manager or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund's portfolio holdings. If the applicable conditions set forth above are satisfied, the Fund may distribute portfolio holdings to mutual fund evaluation services such as Lipper Inc. and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research. In providing this information to broker-dealers, reasonable precautions are taken to avoid any potential misuse of the disclosed information.

          The Fund also may disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or agreement. These service providers include, among others, the Fund's custodian, auditors, attorneys, investment adviser and subadviser(s), administrator, and their respective affiliates and advisers.

          Any person or entity that does not have a previously approved ongoing arrangement to receive non-public portfolio holdings information and seeks the Fund's portfolio holdings information that (i) has not been filed with the SEC, or (ii) is not available on USAA.COM, must submit its request in writing to the Fund's Chief Compliance Officer (CCO) or USAA Securities Counsel, who will make a determination whether disclosure of such portfolio holdings may be made and whether the Fund needs to make any related disclosure in its SAI. A report will be made to the Fund's Board of Directors/Trustees at each quarterly meeting about (i) any determinations made by the CCO or USAA Securities Counsel, pursuant to the procedures set forth in this paragraph, and (ii) any violations of the portfolio holdings policy.

          The Fund intends to post its annual and semiannual reports, and quarterly schedules of portfolio holdings on USAA.COM after these reports are filed with the Securities and Exchange Commission. In addition, the Fund intends to post its top ten holdings on USAA.COM 15 days following the end of each month.

          In order to address potential conflicts of interest between the interests of the Fund's shareholders, on the one hand, and the interests of the Fund's investment adviser, principal underwriter, or certain affiliated persons, on the other, the Fund has adopted the policies described above (i) prohibiting the receipt of compensation in connection with an arrangement to make available information about the Fund's portfolio holdings and (ii) requiring certain requests for non-public portfolio holdings information to be approved by the CCO or USAA Securities Counsel, and then reported to the Fund's Board, including the Non-Interested Directors.

                              GENERAL INFORMATION

CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, is the Trust's Custodian and accounting agent. The Custodian is responsible for, among other things, safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities, processing the pricing of the Trust's securities, and collecting interest on the Trust's investments. The accounting agent is responsible for, among other things, calculating the Trust's daily net asset value and other recordkeeping functions.

COUNSEL

Kirkpatrick & Lockhart Nicholson Graham LLP, 1601 K Street NW, Washington, DC 20036-1221, will review certain legal matters for the Company in connection with the shares offered by the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 1800 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, is the current independent registered public accounting firm for the Funds. In this capacity, the firm is responsible for the audits of the annual financial statements of the Trust and reporting thereon.

               APPENDIX A - LONG-TERM AND SHORT-TERM DEBT RATINGS

1. LONG-TERM DEBT RATINGS:

MOODY'S INVESTOR SERVICES


Aaa Obligations rated Aaa are judged to be of the best quality, with minimal credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

NOTE: MOODY'S APPLIES NUMERICAL MODIFIERS 1, 2, AND 3 IN EACH GENERIC RATING CLASSIFICATION. THE MODIFIER 1 INDICATES THAT THE OBLIGATION RANKS IN THE HIGHER END OF ITS GENERIC RATING CATEGORY, THE MODIFIER 2 INDICATES A MID-RANGE RANKING, AND THE MODIFIER 3 INDICATES A RANKING IN THE LOWER END OF THAT GENERIC RATING CATEGORY.

STANDARD & POOR'S RATINGS GROUP

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

BBB An obligation rated BBB exhibits adequate capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

PLUS (+) OR MINUS (-): THE RATINGS FROM AA TO BBB MAY BE MODIFIED BY THE ADDITION OF A PLUS OR MINUS SIGN TO SHOW RELATIVE STANDING WITHIN THE MAJOR RATING CATEGORIES.

FITCH

AAA HIGHEST CREDIT QUALITY. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA VERY HIGH CREDIT QUALITY. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A HIGH CREDIT QUALITY. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB GOOD CREDIT QUALITY. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

DOMINION BOND RATING SERVICE LIMITED (DOMINION)

As is the case with all Dominion rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. Dominion ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every Dominion rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

AAA Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned, and the entity has established a creditable track record of superior performance. Given the extremely tough definition that Dominion has established for this category, few entities are able to achieve a AAA rating.

AA Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition that Dominion has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits, which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

A Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

BBB Bonds rated "BBB" are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present that reduce the strength of the entity and its rated securities.

NOTE: (HIGH/LOW) GRADES ARE USED TO INDICATE THE RELATIVE STANDING OF A CREDIT WITHIN A PARTICULAR RATING CATEGORY. THE LACK OF ONE OF THESE DESIGNATIONS INDICATES A RATING THAT IS ESSENTIALLY IN THE MIDDLE OF THE CATEGORY. NOTE THAT "HIGH" AND "LOW" GRADES ARE NOT USED FOR THE AAA CATEGORY.

A.M. BEST CO. INC.

A.M. Best's Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due. There ratings are assigned to debt and preferred stock issues.

aaa Assigned to issues, where the issuer has, in our opinion, an exceptional ability to meet the terms of the obligation.

aa Assigned to issues, where the issuer has, in our opinion, a very strong ability to meet the terms of the obligation.

a Assigned to issues, where the issuer has, in our opinion, a strong ability to meet the terms of the obligation.

bbb Assigned to issues, where the issuer has, in our opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

bb Assigned to issues, where the issuer has, in our opinion, speculative credit characteristics generally due to a modest margin of principal and interest payment protection and vulnerability to economic changes.

b Assigned to issues, where the issuer has, in our opinion, very speculative credit characteristics generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

ccc, Assigned to issues, where the issuer has, in our opinion, extremely cc, c speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

RATINGS FROM "AA" TO "CCC" MAY BE ENHANCED WITH A "+" (PLUS) OR "-" (MINUS) TO INDICATE WHETHER CREDIT QUALITY IS NEAR THE TOP OR BOTTOM OF A CATEGORY.

2. SHORT-TERM DEBT RATINGS:

MOODY'S MUNICIPAL

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinanc-ing.

MIG 2     This  designation   denotes  strong  credit  quality.   Margins  of
          protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG        This  designation  denotes   speculative-grade  credit  quality.  Debt
          instruments   in  this  category  may  lack   sufficient   margins  of
          protection.

MOODY'S CORPORATE AND GOVERNMENT

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

Prime-2 Issuers rated Prime-2 have a strong ability for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.

S&P MUNICIPAL

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. S&P CORPORATE AND GOVERNMENT

S&P CORPORATE AND GOVERNMENT

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH

F1 HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit features.

F2 GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 FAIR CREDIT QUALITY. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

DOMINION COMMERCIAL PAPER

R-1(high)      Short-term  debt rated  "R-1  (high)"  is of the  highest  credit quality,  and  indicates  an entity that  possesses  unquestioned ability to repay current  liabilities as they fall due.  Entities
               rated  in  this  category   normally  maintain  strong  liquidity
               positions,  conservative debt levels and profitability,  which is both  stable  and  above  average.  Companies  achieving  an "R-1
               (high)"  rating  are  normally  leaders  in  structurally   sound
               industry segments with proven track records, sustainable positive future results and no substantial  qualifying  negative  factors.
               Given  the  extremely  tough   definition,   which  Dominion  has
               established for an "R-1 (high)," few entities are strong enough to achieve this rating.

R-1(middle)    Short-term  debt  rated  "R-1  (middle)"  is of  superior  credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition, which Dominion has for the "R-1 (high)" category (which few companies are able to achieve), entities rated "R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1(low) Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2(high),
R-2(middle),
R-2 (low)      Short-term  debt rated  "R-2" is of adequate  credit  quality and within the three  subset  grades,  debt  protection  ranges  from having reasonable  ability for timely repayment to a level, which is considered  only just adequate.  The liquidity and debt ratios of  entities  in the  "R-2"  classification  are not as strong as those in the "R-1"  category,  and the past and future  trend may suggest  some risk of  maintaining  the strength of key ratios in
               these  areas.   Alternative  sources  of  liquidity  support  are
               considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit." Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present, which could also make the entity more vulnerable to adverse changes in financial and economic conditions.


NOTE: THE DOMINION RATING CATEGORIES FOR SHORT-TERM DEBT USE "HIGH," "MIDDLE," OR "LOW" AS SUBSET GRADES TO DESIGNATE THE RELATIVE STANDING OF THE CREDIT WITHIN A PARTICULAR RATING CATEGORY.

A.M. BEST

AMB-1+ Assigned to issues, where the issuer has, in our opinion, the strongest ability to repay short-term debt obligations.

AMB-1 Assigned to issues, where the issuer has, in our opinion, an outstanding ability to repay short-term debt obligations.

AMB-2     Assigned  to  issues,   where  the  issuer  has,  in  our  opinion,  a
          satisfactory ability to repay short-term debt obligations.

AMB-3 Assigned to issues, where the issuer has, in our opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on shorter debt obligations.

AMB-4 Assigned to issues, where the issuer has, in our opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company's ability to meet its commitments on short-term debt obligations.

d In default on payment of principal, interest or other terms and conditions. The rating is also utilized when a bankruptcy petition, or similar action, has been filed.

06088-0506
                                       34

                              USAA INVESTMENT TRUST

PART C                           OTHER INFORMATION

ITEM 23.                             EXHIBITS

a         (i)       First Amended and Restated Master Trust Agreement, June 2,
                    1995 (1)
          (ii)      Amendment No. 1 dated July 12, 1995 (2)
          (iii)     Amendment No. 2 dated September 17, 2001 (8)

b                   By-laws, as amended March 1, 2005 (15)

c                   SPECIMEN CERTIFICATES FOR SHARES OF
          (i)       Cornerstone Strategy Fund (2)
          (ii)      Precious Metals and Minerals Fund (7)
          (iii)     International Fund (2)
          (iv)      Growth and Tax Strategy Fund (2)
          (v)       GNMA Trust (2)
          (vi)      Treasury Money Market Trust (2)
          (vii)     World Growth Fund (2)
          (viii)    Emerging Markets Fund (2)
          (ix)      Balanced Strategy Fund (2)
          (x)       Growth Strategy Fund (2)
          (xi)      Income Strategy Fund (2)

d         (i)       Advisory Agreement dated August 1, 2001 (7)
          (ii)      Advisory Agreement dated October 18, 2002 (10)
          (iii)     Administration and Servicing Agreement dated August 1,
                    2001(7)
          (iv)      Subadvisory  Agreement between IMCO and Loomis, Sayles &
                    Company, L.P.  dated July 1, 2004 (13)
          (v)       Amended and Restated Subadvisory  Agreement between IMCO and
                    The Boston  Company Asset  Management  LLC dated October 18,
                    2002 (10)
          (vi)      Amended and Restated Subadvisory  Agreement between IMCO and
                    Massachusetts Financial Service Company dated August 1, 2004
                    (16)
          (vii)     Amended and Restated Subadvisory  Agreement between IMCO and
                    Wellington  Management  Company  LLP dated  October 18, 2002
                    (10)
          (viii)    Investment  Subadvisory  Agreement  between IMCO and Barrow,
                    Hanley, Mewhinney & Strauss, Inc. dated March 1, 2006 (filed herewith)
          (ix)      Investment    Subadvisory   Agreement   between   IMCO   and
                    Batterymarch  Financial  Management,  Inc. dated December 1,
                    2005 (filed herewith)
          (x)       Amendment No. 1 to Investment  Subadvisory  Agreement  dated
                    March  1,  2006,  with  respect  to  Batterymarch  Financial
                    Management, Inc. (filed herewith)
          (xi)      Investment  Subadvisory  Agreement  dated March 1, 2006 with respect to Loomis Sayles and Company, L.P. (filed herewith)
          (xii)     Amendment   No.  2  to  Amended  and   Restated   Investment
                    Subadvisory Agreement dated January 1, 2006, with respect to
                    Massachusetts Financial Services Company (filed herewith)
          (xiii)    Subadvisory   Agreement  between  IMCO  and  Northern  Trust
                    Investments, N.A. dated December 1, 2005 (filed herewith)
          (xiv)     Amendment   No.  1  to  Amended  and   Restated   Investment
                    Subadvisory  Agreement  dated March 1, 2006, with respect to
                    Wellington Management Company (filed herewith)

e         (i)       Underwriting Agreement dated July 9, 1990 (2)
          (ii)      Letter  Agreement  dated  January 24, 1991 adding GNMA Trust and Treasury Money Market Trust (2)
          (iii)     Letter  Agreement  dated July 21, 1992 adding  World  Growth
                    Fund (2)
          (iv)      Letter  Agreement  dated  September 7, 1994 adding  Emerging
                    Markets Fund (2)
          (v)       Letter  Agreement  dated  September 1, 1995 adding  Balanced
                    Strategy, Growth Strategy and Income Strategy Funds (2)
f                   Not Applicable

g         (i)       Amended and Restated Custodian  Agreement dated July 1, 2001
                    (7)
          (ii)      Subcustodian  Agreement  dated  March 24, 1994 (4)
          (iii)     Amendment to Amended and Restated Custodian  Agreement dated
                    September 6, 2002 (10)
          (iv)      Fee  Schedule  effective July 1, 2004 (15)

h         (i)       Transfer Agency  Agreement dated November 15, 2002 (10)
          (ii)      Master  Revolving  Credit  Facility  Agreement  with Bank of
                    America dated January 8, 2004 (13)
          (iii)     Master Revolving Credit Facility Agreement with USAA Capital
                    Corporation dated January 6, 2006 (filed herewith)

i         (a)       Opinion and Consent of Counsel  with respect to the Balanced
                    Strategy,  Growth and Tax Strategy Fund, Precious Metals and
                    Minerals Fund,  Cornerstone  Strategy Fund, Emerging Markets
                    Fund, International Fund, World Growth Fund, GNMA Trust, and
                    Treasury Money Market Trust (15)
          (b)       Opinion  and  Consent of Counsel  with  respect to the Total
                    Return Strategy Fund (filed herewith)

j                   Consent of Independent  Registered  Public  Accounting  Firm
                    (filed herewith)

k                   Omitted financial statements - Not Applicable

l                   SUBSCRIPTIONS AND INVESTMENT LETTERS
          (i)       GNMA Trust and Treasury Money Market Trust (2)
          (ii)      World Growth Fund (2)
          (iii)     Emerging Markets Fund (2)
          (iv)      Growth  Strategy  Fund,  Income  Strategy Fund, and Balanced
                    Strategy Fund (2)

m                   12b-1 Plans - Not Applicable

n                   18f-3 Plans - Not Applicable

o                   Reserved

P                   CODE OF ETHICS
          (i)       USAA  Investment  Management  Company dated October 31, 2005
                    (filed herewith)
          (ii)      Loomis,  Sayles & Company, L.P. dated January 1, 2006 (filed herewith)
          (iii)     The Boston  Company  Asset  Management  LLC dated January 1,
                    2005 ( 16)
          (iv)      MFS Investment Management dated January 1, 2005 ( 16)
          (v)       Wellington Management Company LLP dated January 1, 2005 (16)
          (vi)      Barrow, Hanley, Mewhinney & Strauss, Inc. dated December 30,
                    2005 (filed herewith)
          (vii)     Batterymarch  Financial  Management,  Inc. dated February 1,
                    2005 (filed herewith)
          (viii)    Northern  Trust  Investments  dated  February 1, 2005 (filed herewith)


 q                  POWERS OF ATTORNEY
          (i)       Powers of Attorney  for Robert L. Mason,  Richard A. Zucker,
                    Barbara B. Dreeben, Michael F. Reimherr, Laura T. Starks, and Christopher W. Claus dated June 25, 2003 (10)
          (ii)      Power of Attorney for Debra K. Dunn dated July 8, 2005 (35)

--------------------------
(1)       Previously  filed  with   Post-Effective   Amendment  No.  20  of  the
          Registrant (No. 2-91069) filed with the Securities and Exchange Commission on June 15, 1995.

(2)       Previously  filed  with   Post-Effective   Amendment  No.  21  of  the
          Registrant (No. 2-91069) filed with the Securities and Exchange Commission on September 26, 1995.

(3)       Previously  filed  with   Post-Effective   Amendment  No.  22  of  the
          Registrant (No. 2-91069) filed with the Securities and Exchange Commission on January 26, 1996.

(4)       Previously  filed  with   Post-Effective   Amendment  No.  23  of  the
          Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August 1, 1996.

(5)       Previously  filed  with   Post-Effective   Amendment  No.  27  of  the
          Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August 2, 1999.

(6)       Previously  filed  with   Post-Effective   Amendment  No.  29  of  the
          Registrant (No. 2-91069) filed with the Securities and Exchange Commission on September 28, 2000.

(7)       Previously  filed  with   Post-Effective   Amendment  No.  30  of  the
          Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August 1, 2001.

(8)       Previously  filed  with   Post-Effective   Amendment  No.  31  of  the
          Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August 2, 2002.

(9)       Previously  filed  with   Post-Effective   Amendment  No.  32  of  the
          Registrant (No. 2-91069) filed with the Securities and Exchange Commission on September 30, 2002.

(10)      Previously  filed  with   Post-Effective   Amendment  No.  33  of  the
          Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August 1, 2003.

(11)      Previously  filed  with   Post-Effective   Amendment  No.  34  of  the
          Registrant (No. 2-91069) filed with the Securities and Exchange Commission on September 8, 2003.

(12)      Previously  filed  with   Post-Effective   Amendment  No.  35  of  the
          Registrant (No. 2-91069) filed with the Securities and Exchange Commission on September 26, 2003.

(13)      Previously  filed  with   Post-Effective   Amendment  No.  36  of  the
          Registrant (No. 2-91069) filed with the Securities and Exchange Commission on July 28, 2004.

(14)      Previously  filed  with   Post-Effective   Amendment  No.  37  of  the
          Registrant (No. 2-91069) filed with the Securities and Exchange Commission on September 28, 2004.

(15)      Previously  filed  with   Post-Effective   Amendment  No.  40  of  the
          Registrant (No. 2-91069) filed with the Securities and Exchange Commission on July 29, 2005.

(16)      Previously  filed  with   Post-Effective   Amendment  No.  41  of  the
          Registrant (No. 2-91069) filed with the Securities and Exchange Commission on September 30, 2005.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUND

Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned "Fund Management" in the prospectus and the section captioned "Trustees and Officers of the Trust" in the statement of additional information.


Item 25.  INDEMNIFICATION

Protection for the liability of the adviser and underwriter and for the officers and trustees of the Registrant is provided by two methods:

     (a) THE TRUSTEE AND OFFICER LIABILITY POLICY. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of any Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant. The Trust will not pay for such insurance to the extent that payment therefor is in violation of the Investment Company Act of 1940 or the Securities Act of 1933.

     (b) INDEMNIFICATION PROVISIONS UNDER AGREEMENT AND DECLARATION OF TRUST. Under Article VI of the Registrant's Agreement and Declaration of Trust, each of its trustees and officers or any person serving at the Registrant's request as a director, officer or trustee of another entity in which the Registrant has any interest as a shareholder, creditor or otherwise ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such an officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of trustees who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

          Expenses, including accountants and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Fund of the Registrant in question in advance of the final disposition of any such action, suit or proceeding, provided that the covered person shall have undertaken to repay the amounts so paid to the Fund of Registrant in question if it is ultimately determined that indemnification of such expenses is not authorized under Article VI of the Agreement and Declaration of Trust and (i) the Covered Person shall have provided security for such undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification. As to any matter disposed of by a compromise payment by any such Covered Person pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (a) by a majority of the disinterested trustees of the Registrant who are not a party to the proceeding or (b) by an independent legal counsel in a written opinion. Approval by the trustees pursuant to clause (a) or by independent legal counsel pursuant to clause (b) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Registrant or to have been liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Registrant's Agreement and Declaration of the Trust or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Fund Management" and to the section of the Statement of Additional Information captioned "Trustees and Officers of the Trust."

With respect to certain funds of the Registrant, IMCO currently engages the following subadvisers:

(a) MFS Investment Management (MFS), located at 500 Boylston Street, Boston, Massachusetts 02116, serves as a subadviser to the Cornerstone Strategy Fund, International Fund, and World Growth Fund. The information required by this Item 26 with respect to each director and officer of MFS is incorporated herein by reference to MFS's current Form ADV as amended and filed with the SEC, and is incorporated herein by reference.

(b) Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a subadviser to the Balanced Strategy Fund and Cornerstone Strategy Fund. The information required by this Item 26 with respect to each director and officer of Wellington Management is incorporated herein by reference to Wellington Management's current Form ADV as amended and filed with the SEC, and is incorporated herein by reference.

(c) Loomis, Sayles & Company, L.P. (Loomis Sayles), located at One Financial Center, Boston, Massachusetts 02111, serves as a subadviser to the Balanced Strategy Fund. The information required by this Item 26 with respect to each director and officer of Loomis Sayles is incorporated herein by reference to Loomis Sayles' current Form ADV as amended and filed with the SEC, and is incorporated herein by reference.

(d) The Boston Company Asset Management, LLC (The Boston Company), located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108-4408, serves as a subadviser to the Emerging Markets Fund. The information required by this Item 26 with respect to each director and officer of The Boston Company is incorporated herein by reference to The Boston Company's current Form ADV as amended and filed with the SEC, and is incorporated herein by reference.

(e) Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS), located at 2200 Ross Avenue, 31st floor, Dallas, Texas 75201-2761, serves as a subadviser to the Balanced Strategy Fund. The information required by this Item 26 with respect to each director and officer of BHMS is incorporated herein by reference to BHMS' current Form ADV as amended and filed with the SEC.

(f) Northern Trust Investments, N.A. (NTI), located at 50 S. LaSalle Street, Chicago, Illinois 60603, serves as a subadviser to the Growth and Tax Strategy Fund. The information required by this Item 26 with respect to each director and officer of NTI is incorporated herein by reference to NTI's current Form ADV as amended and filed with the SEC.

(g) Batterymarch Financial Management, Inc. (Batterymarch), located at 200 Clarendon Street, Boston, Massachusetts 02116, serves as a subadviser to the Cornerstone Strategy Fund. The information required by this
          Item 26 with respect to each director and officer of Batterymarch is incorporated herein by reference to Batterymarch's current Form ADV as amended and filed with the SEC.

Item 27.  PRINCIPAL UNDERWRITERS

     (a) USAA Investment Management Company (the "Adviser") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting services. The Adviser, wholly owned by United Services Automobile Association, also serves as principal underwriter for USAA Tax Exempt Fund, Inc., USAA Mutual Fund, Inc., and USAA Mutual Funds Trust, formerly USAA State Tax-Free Trust.

     (b) Set forth below is information concerning each director and executive officer of USAA Investment Management Company.


NAME AND PRINCIPAL            POSITION AND OFFICES         POSITION AND OFFICES
 BUSINESS ADDRESS               WITH UNDERWRITER             WITH REGISTRANT

Christopher W. Claus          Chief Executive Officer,     President, Trustee
9800 Fredericksburg Road      President, Director, and     and Vice Chairman of
San Antonio, TX 78288         Chairman of the              the Board of Trustees
                              Board of Directors

Mark S. Howard                Senior Vice President,       Secretary
9800 Fredericksburg Road      Secretary and Counsel
San Antonio, TX 78288

Debra K. Dunn                 Assistant Vice President     Treasurer
9800 Fredericksburg Road      and Treasurer
San Antonio, TX 78288

Clifford A. Gladson           Senior Vice President,       Vice President
9800 Fredericksburg Road      Fixed Income Investments
San Antonio, TX  78288

Jeffrey D. Hill               Assistant Vice President     Chief Compliance
9800 Fredericksburg Road      Mutual Funds Compliance      Officer
San Antonio, TX  78288

Mark S. Rapp                  Senior Vice President,       None
9800 Fredericksburg Road      Marketing
San Antonio, TX 78288

Terri L. Luensmann            Senior Vice President,       None
9800 Fredericksburg Road      Investment Operations
San Antonio, TX 78288

Casey L. Wentzell             Senior Vice President,       None
9800 Fredericksburg Road      Investment Sales & Service
San Antonio, TX 78288

     (c) Not applicable.

Item 28. LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare,  maintain,  and preserve the records required by
Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

USAA Investment Management Company           USAA Shareholder Account Services
9800 Fredericksburg Road                     9800 Fredericksburg Road
San Antonio, Texas 78288                     San Antonio, Texas 78288

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

MFS Investment Management
500 Boylston Street
Boston, Massachusetts 02116,
(records relating to its functions as a subadviser with respect to the Cornerstone Strategy Fund, International Fund, and World Growth Fund)

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109
(records relating to its functions as a subadviser with respect to the Balanced Strategy Fund and Cornerstone Strategy Fund)

Loomis, Sayles & Company, L.P.
One Financial Center
Boston, Massachusetts 02111
(records relating to its functions as a subadviser with respect to the Balanced Strategy Fund)

The Boston Company Asset Management, LLC
Mellon Financial Center
One Boston Place
Boston, Massachusetts 02108-4408
(records relating to its functions as a subadviser with respect to the Emerging Markets Fund)

Barrow, Hanley, Mewhinney & Strauss, Inc.
3232 Mckinney Avenue
15th Floor
Dallas, Texas 75204-2429
(records relating to its functions as a subadviser with respect to the Balanced Strategy Fund)

Batterymarch Financial Management, Inc.
200 Clarendon Street
Boston, Massachusetts 02116
(records relating to its functions as a subadviser with respect to the Cornerstone Strategy Fund)

Northern Trust Investments, N.A.
50 S. LaSalle Street
Chicago, Illinois 60603
(records relating to its functions as a subadviser with respect to the Growth and Tax Strategy Fund)

Item 29.  MANAGEMENT SERVICES

          Not Applicable

Item 30.  UNDERTAKINGS

          None

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it has duly caused this amendment to its registration statement pursuant to Rule 485(b) under the Securities Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Antonio and state of Texas on the 19th day of April, 2006.

                                        USAA INVESTMENT TRUST


                                        /S/ Christopher W. Claus
                                        -----------------------
                                        Christopher W. Claus
                                        President

          Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

        (Signature)                   (Title)                        (Date)

/S/ Richard A. Zucker
_________________________        Chairman of the               April 19, 2006
Richard A. Zucker                Board of Trustees


/S/ Christopher W. Claus
___________________________      Vice Chairman of the Board    April 19, 2006
Christopher W. Claus             of Trustees and President
                                 (Principal Executive Officer)


/S/ Debra K. Dunn
___________________________      Treasurer (Principal          April 19, 2006
Debra K. Dunn                    Financial and
                                 Accounting Officer)


/S/ Barbara B. Dreeben
___________________________      Trustee                       April 19, 2006
Barbara B. Dreeben


/S/ Robert L. Mason
___________________________      Trustee                       April 19, 2006
Robert L. Mason


/S/ Michael F. Reimherr
___________________________      Trustee                       April 19, 2006
Michael F. Reimherr


/S/ Laura T. Starks
___________________________      Trustee                       April 19, 2006
Laura T. Starks

                                  EXHIBIT INDEX

EXHIBIT                           ITEM                                 PAGE No.

d    (viii)    Investment  Subadvisory  Agreement  between IMCO
               and Barrow, Hanley, Mewhinney & Strauss, Inc.
               dated March 1, 2006                                           91

     (ix)      Investment  Subadvisory  Agreement  between  IMCO
               and Batterymarch Financial Management,  Inc.
               dated December 1, 2005                                       105

     (x)       Amendment No. 1 to Investment  Subadvisory  Agreement
               dated  March 1, 2006, with respect to Batterymarch
               Financial Management, Inc.                                   120

     (xi)      Investment  Subadvisory  Agreement  dated March 1, 2006
               with respect to Loomis Sayles and Company, L.P.              123

     (xii)     Amendment   No.  2  to  Amended  and   Restated
               Investment Subadvisory  Agreement  dated  January  1,
               2006,  with respect to Massachusetts Financial Services
               Company                                                      137

     (xiii)    Subadvisory   Agreement  between  IMCO  and  Northern
               Trust Investments, N.A. dated December 1, 2005               140

     (xiv)     Amendment No. 1 to Amended and Restated Investment
               Subadvisory Agreement dated March 1, 2006, with respect
               to Wellington Management Company                             152

h    (iii)     Master Revolving Credit Facility Agreement with USAA
               Capital Corporation dated January 6, 2006                    158

i    (ii)      Opinion and Consent of Counsel with respect to the
               Total Return Strategy Fund                                   187

j              Consent of Independent Registered Public Accounting Firm     190

p              CODE OF ETHICS
     (i)       USAA Investment Management Company dated October 31, 2005    192
     (ii)      Loomis, Sayles and Company, L.P. dated January 1, 2006       228
     (vi)      Barrow, Hanley, Mewhinney & Strauss, Inc. dated
               December 30, 2005                                            256
     (vii)     Batterymarch Financial Management, Inc. dated
               February 1, 2005                                             276
     (viii)    Northern Trust Investments dated February 1, 2005            332